UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-06603

Performance Funds Trust
 (Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, OH	43219
(Address of principal executive offices)	(Zip code)

Citi Fund Services  3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-737-3676

Date of fiscal year end:  May 31

Date of reporting period:  November 30, 2010

Item 1. Reports to Stockholders.

Dear Shareholder:

Economic Review

June – November 2010

The following are excerpts from the minutes taken at the November 2 – 3, 2010 meeting of the Federal Open Market Committee:

“The information reviewed at the November 2 – 3 meeting indicated that the economic recovery proceeded at a modest rate in recent months with only a gradual improvement in labor market conditions and was accompanied by a continued low rate of inflation. Consumer spending, business investment in equipment and software, and exports posted further gains in the third quarter, and nonfarm inventory investment stepped up. But construction activity in both the residential and nonresidential sectors remained depressed, and a significant portion of the rise in domestic demand was again met by imports.”

“Broad U.S. stock price indexes rose, on balance, over the intermeeting period, reflecting investor expectations of further monetary policy accommodation and better-than-expected third-quarter earnings news; option-implied volatility on the S&P 500 Index was little changed.”

“Participants agreed that progress in reducing unemployment was disappointing; indeed, several noted that the recent rate of output growth, if continued, would more likely be associated with an increase than a decrease in the unemployment rate.”

“Some participants noted concerns that additional expansion of the Federal Reserve’s balance sheet could put unwanted downward pressure on the dollar’s value in foreign exchange markets. Several participants saw a risk that a further increase in the size of the Federal Reserve’s asset portfolio, with an accompanying increase in the supply of excess reserves and in the monetary base, could cause an undesirably large increase in inflation.”

“The Committee will maintain the target range for the federal funds rate at 0 to ¼ percent and continue to anticipate that economic conditions, including low rates of resource utilization, subdued inflation trends, and stable inflation expectations, are likely to warrant exceptionally low levels for the federal funds rate for an extended period.”

Sincerely,

Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.

Trustmark Investment Advisors, Inc., a wholly-owned subsidiary of Trustmark National Bank, provides investment advisory and other services to the Funds and receives a fee for those services. This material is authorized for distribution only when preceded or accompanied by a prospectus. The Funds are distributed through BHIL Distributors, Inc., member FINRA.

Mutual funds are NOT INSURED BY THE FDIC. There is no bank guarantee. Mutual funds may lose value.

The views expressed in this Shareholder Letter reflect those of the President of the Advisor through the six months ended November 30, 2010. The President’s views are subject to change based on the market and other conditions.

Performance Funds Trust

Semi-Annual Report — November 30, 2010

Performance Funds Trust

PORTFOLIO REVIEW
Performance Money Market Fund

At November 30, 2010, the Performance Money Market Fund (the “Fund”) had a seven-day yield of 0.03%1 (Institutional Class Shares). Yields on money market investments continue to be depressed as the Federal Reserve keeps the target Fed Funds rate pegged at essentially zero in an effort to stimulate economic growth. This has a direct affect on investments that are available for purchase by the money market fund as issuers base their rates off the Fed Funds rate. We have also seen some further compression in rates as new regulation by the SEC has meant that more money is chasing fewer securities in the very short end of the curve. Amendments to Rule 2A-7 under the Investment Company Act of 1940 that followed the financial crisis of 2008, requiring money market funds to have a dollar-weighted average portfolio maturity of 60 days or less have had the effect of funds having to buy even shorter dated securities in order to be in compliance with the amended rule. As one would expect, there is not much difference now in yields on overnight investments versus investments that mature in the 60 day range. The Fund will continue to use various strategies in an effort to provide the best possible yield for shareholders while maintaining the quality of underlying investments.

The Fund invests primarily in high-quality, short-term instruments such as U.S. Treasury obligations, U.S. Government Agency issues, bankers’ acceptances, commercial paper, and repurchase agreements. The Fund is considered a first tier Fund as a result of the high quality of the Fund’s holdings per the respective ratings from Standard and Poor’s (A-1 or A-1+), Moody’s (P-1), Fitch (F1+ or F1) and DBRS (R-1)2. Securities held in the Fund may not be rated by all four agencies but will be rated by at least two rating agencies. An investment in the Fund is neither insured nor guaranteed by the U.S. Government. The Fund’s objective is to maintain a stable NAV of $1.00 per share. This has been accomplished since the Fund’s inception, but there can be no guarantee that it will be in the future.

Signed,

Kelly J. Collins
Vice President
Trustmark Investment Advisors, Inc.

Past performance does not guarantee future results.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[1]	The seven-day yield sets forth a reduction in the Fund’s fees. Without the reduction of those fees, the yield would have been (0.33%).
[2]	The Fund rating is historical and is based upon the Fund’s credit quality, market price exposure and management. It signifies that the Fund’s safety is excellent and that it has superior capacity to maintain a $1.00 net asset value per share. Fund ratings represent an opinion only, not a recommendation to buy or sell. Ratings are as of the date indicated and subject to change. For additional information on these rating agencies please reference moodys.com, standardandpoors.com, fitch.com or dbrs.com.

The views expressed in this report reflect those of the portfolio manager for the period ended November 30, 2010. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

PORTFOLIO REVIEW
Performance U. S. Treasury Money Market Fund

The Performance U.S. Treasury Money Market Fund (the “Fund”) had a seven-day yield of 0.03%1 at November 30, 2010, marking the end of the first six months of the fiscal year. Treasury rates in the very short end of the yield curve continue to return very little as the Federal Reserve has kept the overnight Fed Funds rate pegged at virtually zero. For example, Treasury three-month bill rates ended May yielding 0.15% versus the end of November when they were also yielding 0.15%. Six month bills have been an even bleaker picture as they ended May yielding 0.21% versus the end of November when they were yielding 0.19%. There has also been very little variation in yields for the bill curve during this time period. Also, amendments to rules governing money market funds implemented by the SEC have had an effect on all money market funds whether first tier in nature or direct Treasury investment funds. The amendments are in response to the financial crisis of 2008 and are intended to make money market funds less likely to fail since a higher percentage of investments will be very short in nature. The amended rule also has the affect of having more dollars chasing shorter dated securities in an effort to comply which has driven up the price on shorter maturity bills. The Fund will continue to use various investment strategies in an effort to provide the best possible yield to its shareholders going forward.

Signed,

Kelly J. Collins
Vice President
Trustmark Investment Advisors, Inc.

Past performance does not guarantee future results.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. U.S. Government guarantees apply only to the underlying securities of the Fund’s portfolio and not to Fund shares.

[1]	The seven-day yield sets forth a reduction of the Fund’s fees. Without the reduction of fees, the yield would have been (0.36%).

The views expressed in this report reflect those of the portfolio manager for the period ended November 30, 2010. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

PORTFOLIO REVIEW
Performance Short Term Government Income Fund

The Performance Short Term Government Income Fund (the “Fund”) provided shareholders with a return of 0.60% (Institutional Class Shares) for the six-month period ended November 30, 2010. Interest rates on the short-end of the yield curve continued to move lower for the better part of the period until the last few weeks of November when rates spiked higher and ended essentially the same as where they stood at the end of May. Mixed economic news helped push interest rates lower at the beginning of the period as weak housing and employment data along with benign inflation brought buyers into the market. Two-year Treasury notes traded as low as 0.33% in early November as the Federal Reserve continued to keep short-term funding rates pegged at virtually zero in an effort to stimulate the economy. Five-year Treasury rates also traded at all time lows at nearly 1.00% early in November. Things began to change in the middle of November though as the Federal Reserve announced its plan to further stimulate the economy by buying bonds in the open market to the tune of $600 billion over the next several months in what is known as quantitative easing. The intent of the plan was to help keep interest rates low by creating demand for bonds which should drive prices higher and yields lower. So far though, these efforts have had the opposite effect. Rates have moved sharply higher the last few weeks of November as bond buyers consider this quantitative easing as potentially inflationary and are seeking higher yields on bonds to compensate for future inflation. For example, the five-year Treasury note was trading at around 1.00% at the beginning of November but ended the month at yields around 1.50%. This is a very quick correction in yields from such low absolute levels. The Fund is monitoring the situation closely and will attempt to use future higher rates as a buying opportunity for shareholders.

The Fund continues to use high quality investments for its shareholders such as U.S. Treasury securities, U.S. Agency and Mortgage related securities and high-grade corporate and municipal issues.

Signed,

Kelly J. Collins
Vice President
Trustmark Investment Advisors, Inc.

Past performance does not guarantee future results.

Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates. U.S. Government guarantees apply only to the underlying securities of the Fund’s portfolio and not to Fund shares.

The views expressed in this report reflect those of the portfolio manager for the period ended November 30, 2010. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

PORTFOLIO REVIEW
Performance Intermediate Term Income Fund

For the six-month period ended November 30, 2010, the Performance Intermediate Term Income Fund (the “Fund”) returned 3.23%1 for the Institutional Class shareholders. Share price, as measured by net asset value, rose from $10.84 on May 31, 2010 to $10.99 on November 30, 2010. The Fund’s objective is to generate current income with total return, within certain parameters, as a secondary consideration. As prevailing market conditions merit, high quality corporate securities are also included in the purchase and rotation of securities. This discipline strives to keep share price volatility to acceptable levels while maintaining a high degree of liquidity and versatility. While there is no maximum maturity for an individual issue, the Fund itself will normally have an average maturity between five and ten years.

Falling interest rates and a resurgent Corporate sector propelled the bond market to solid six-month returns. A weaker pace of recovery for the economy and news the Federal Reserve was considering a resumption of its U.S. Treasury asset-purchased program (QE2), sent longer-term Treasury yields to their lowest levels since early 2009, only to rise on investor skepticism and fears of rampant inflation.

For the last six months, Corporates once again were the best performing asset class returning 6.20%, followed by U.S. Treasuries 3.74%, U.S. Agencies 3.12%, and Mortgage-Backed Securities 2.57%. Bond yields, as measured by the 30-year Treasury Bond, fell from 4.21% to 4.11%. Short-term yields, as measured by the 2-year Treasury Note, also fell from 0.77% to 0.46%. Thus, the spread widened 21 basis points; indicative of the Fed’s easing cycle and investor concerns regarding forward-looking inflation.

We are particularly concerned about the risk of rising interest rates as Treasury yields continue to reflect an extended period of weak economic growth and low inflation. Given the confluence of an accommodative Fed, significant monetary/fiscal stimulus and corporate balance sheets flush with cash with more Treasury issuance on the way, we believe interest rates are more likely to rise than fall.

We thank you for your continued participation and look forward to serving your investment needs.

Signed,

Robert H. Spaulding,
First Vice President & Investment Officer
Trustmark Investment Advisors, Inc.

Past performance does not guarantee future results.

Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates.

[1]	The total return set forth reflects a reduction of the Fund’s fees. Without the reduction of these fees, total return for the period would have been lower.

The views expressed in this report reflect those of the portfolio manager for the period ended November 30, 2010. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

PORTFOLIO REVIEW
Performance Strategic Dividend Fund

After a brief pause this summer, equity markets resumed their upward climb during the second half of 2010 as additional economic stimulus, coupled with improving corporate earnings data, overcame lingering concerns surrounding increasing levels of sovereign debt and persistent unemployment. Over the most recent six month period, the Performance Strategic Dividend Equity Fund (the “Fund”) produced healthy returns, outpacing both broad market equities as represented by the S&P 500 Index1, as well as the Fund’s Dow Jones Select Dividend Index2 benchmark. For the six-months ended November 30, 2010, the Fund (Institutional Class Shares) gained 12.61%3 while the S&P 500 returned 9.49% and the Dow Jones Select Dividend Index rose 10.28%. The Fund continued to build upon its performance advantage versus both the S&P 500 Index and the Dow Jones Select Dividend Index since its November 2004 inception.

With the exception of the Financial sector, all economic sectors produced positive returns during the six-months ended November 30, 2010. Nonetheless, sector selection remained critical as the differential between the best performing sector (Energy) and worst performing sector (Financials) was nearly 20%. Portfolio performance benefitted from the Fund’s overweight positions in Energy and Utilities, both of which outperformed during the last six months, and the underweight allocation to the Financial sector. Despite the recent stock market gains, we remain cautious given the underlying macroeconomic fundamentals, high unemployment and rekindled concern over European contagion. As a result, we remain underweight in the Technology, Consumer Discretionary and Financial sectors, and overweight in Materials, Energy and Utilities. We expect to continue our emphasis on those economic sectors that supply essential goods and services, as well as those companies that will benefit from international growth opportunities. As always, we remain focused on capital preservation, dividend income and those companies that will benefit in a more moderate growth environment.

Listed below are the top ten holdings of the Fund at November 30, 20104:

1.	CNOOC, Ltd. ADR	2.6%
2.	Pimco Corporate Opportunity Fund	2.6%
3.	Union Pacific Corp.	2.6%
4.	Schlumberger, Ltd.	2.5%
5.	OGE Energy Corp.	2.4%

6.	E.I. du Pont de Nemours and Co.	2.4%
7.	National-Oilwell Varco, Inc.	2.4%
8.	Enterprise Products Partners, LP	2.3%
9.	McDonald’s Corp.	2.3%
10.	Peabody Energy Corp.	2.2%

Signed,

L. Farrell Crane, Jr.

Director of Research
Orleans Capital Management

Past performance does not guarantee future results.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

[1]	The Standard & Poor’s (“S&P”) 500 Index is an unmanaged index that reflects the U.S. stock market as a whole. The index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.
[2]	The Dow Jones Select Dividend Index is an unmanaged index comprised of securities which have an annual average daily dollar trading volume of more than $1.5 million. The performance of this index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.
[3]	The total return set forth reflects a reduction of a portion of the Fund’s fees. Without the reduction of these fees, total return for the period would have been lower.
[4]	Portfolio composition is subject to change. The ten largest equity holdings’ percentages are based upon net assets as of November 30, 2010.

The views expressed in this report reflect those of the portfolio manager for the period ended November 30, 2010. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

PORTFOLIO REVIEW
Performance Large Cap Equity Fund

The Performance Large Cap Equity Fund (the “Fund”) Institutional Class Shares had a total return of 8.65% for the six-months ended November 30, 2010, compared to 9.49% for the S&P 500 Index1. Over the reporting period, the high-quality, “blue chip” companies the Fund primarily invests in, moved from being in favor, as European sovereign debt worries caused a flight to safety, to out of favor, as the “risk trade” was put back in play with the Federal Reserve initiating a second round of quantitative easing.

The Fund’s overweighting in the Technology, Consumer Discretionary, and Industrial sectors helped add value during the period. The Fund’s top three contributors to return: Apple, Oracle, and IBM all reside within the Tech sector. From the sector perspective, the exposure to the Energy sector contributed the most value to the Fund’s return for the period with over a 2% contribution to return. Within the Energy sector, top performers in the Fund were National Oilwell Varco, Halliburton, and Peabody Energy, which all enjoyed returns of over 50% for the six-month period.

We believe the stabilization of the economy, optimism on earnings, attractive valuations, and healthy balance sheets are among the factors that could augur well for the prospects of the Fund going forward. Also, the ongoing exposure to the Technology, Consumer Discretionary, and Industrial sectors, has the potential to position the Fund well to participate in the increasing earnings growth and performance of the high-quality, multinational companies that could likely lead in the continued global economic expansion.

Listed below are the top ten holdings of the Fund at November 30, 20102:

1.	International Business Machines Corp.	3.1%
2.	Apple, Inc.	2.7%
3.	Oracle Corp.	2.5%
4.	Microsoft Corp.	2.2%
5.	United Technologies Corp.	1.9%

6.	Merck & Co., Inc.	1.8%
7.	Exxon Mobil Corp.	1.8%
8.	Procter & Gamble Co.	1.7%
9.	The Walt Disney Co.	1.6%
10.	Chevron Corp.	1.6%

Signed,

Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.

Past performance does not guarantee future results.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

[1]	The Standard & Poor’s (“S&P”) 500 Index is an unmanaged index that reflects the U.S. stock market as a whole. The index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.
[2]	Portfolio composition is subject to change. The ten largest equity holdings’ percentages are based upon net assets as of November 30, 2010.

The views expressed in this report reflect those of the portfolio manager for the period ended November 30, 2010. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

PORTFOLIO REVIEW
Performance Mid Cap Equity Fund

For the six-months ended November 30, 2010, the Performance Mid Cap Equity Fund’s (the “Fund”) Institutional Class Shares advanced 13.01% compared to the Standard & Poor’s MidCap 400 Stock Index1, which increased 12.60%. After revisiting the 2010 lows in early July, the Index spent the remainder of the period rallying to a new high. These price levels also marked a new two-year high for the Index and took the benchmark well above its pre-Lehman prices of late-2008.

The Consumer Discretionary sector was the top contributing sector to the Fund’s performance, and in particular two holdings, Netflix and Chipotle Mexican Grill had strong returns. The Fund also benefitted from several holdings that were recipients of takeover offers. During the period, Bucyrus, NBTY, Hewitt Associates, and Americredit all agreed to buyout deals. Six months ago we noted in these comments the reemergence of corporate acquisitions as credit markets stabilized, economic conditions improved, and liquidity was abundant. Over the most recent six months this trend noticeably persisted. The Energy sector was the other notable sector which added to the Fund’s performance. The group benefitted from a rise in oil prices due to a decline in the U.S. dollar, and also a disruption in supply after the Deepwater Horizon explosion. FMC Technologies, Arch Coal, and Atwood Oceanics were three of the best performers from the Energy group for the Fund.

Stocks enjoyed a strong return despite continued concern regarding economic conditions, specifically the employment situation. The Federal Reserve at its November meeting noted the dichotomy that exists in the economy between overall modest economic growth in most areas and a stubbornly high unemployment rate. These facts prompted the committee to remain steadfast in its commitment to its quantitative easing program. This program coupled with a federal funds rate that will remain near zero for the foreseeable future, should bode well for stocks going forward as credit remains cheap and plentiful. Movements in the U.S. dollar will certainly impact equities going forward as well. For example, the Fed’s stance has helped contribute to a weakening dollar, which has in turn helped push commodity prices higher and as a result improved the prospects for commodity-related firms.

Listed below are the top ten holdings of the Fund at November 30, 20102:

1.	MidCap SPDR Trust Series 1	4.8%
2.	Joy Global, Inc.	1.6%
3.	Netflix, Inc.	1.5%
4.	Newfield Exploration Co.	1.5%
5.	Dollar Tree, Inc.	1.5%

6.	ResMed, Inc.	1.4%
7.	Chipotle Mexican Grill, Inc.	1.3%
8.	Edwards Lifesciences Corp.	1.3%
9.	Henry Schein, Inc.	1.3%
10.	Lubrizol Corp.	1.2%

Signed,

Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.

Past performance does not guarantee future results.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

[1]	The Standard & Poor’s (S&P) MidCap 400 Stock Index (“Index”) is an unmanaged index that reflects the performance of the mid-range sector of the U.S stock market where the median capitalization is approximately $700 million. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.
[2]	Portfolio composition is subject to change. The ten largest equity holdings’ percentages are based upon net assets as of November 30, 2010.

The views expressed in this report reflect those of the portfolio manager for the period ended November 30, 2010. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

PORTFOLIO REVIEW
Performance Leaders Equity Fund

For the six-months ended November 30, 2010, the Performance Leaders Equity Fund’s (the “Fund”) Institutional Class Shares gained 13.17%1, while the Russell 1000 Index2 and Russell 1000 Growth Index3 gained 9.82% and 13.19% respectively. Overall, the methodology of seeking companies with higher earnings growth and price strength in the market has worked quite well thus far this fiscal year.

From a sector standpoint, Information Technology companies added the most value during the period, with TIBCO Software, Red Hat, and Altera being particularly noteworthy as contributing to the Fund’s performance. Within the Consumer Discretionary companies, Netflix advanced nearly 90% as they made significant headway in the distribution of media and movie content and now dominate that market after Blockbuster filed for bankruptcy protection in September. The Fund continues to have minimal exposure to Financial and Utilities as very few companies within these sectors currently meet the required hurdles for growth and earnings.

During the first three months of the period, markets traded in erratic fashion as lingering concerns about European debt and the possibility of a double dip recession kept market participants on edge. That all changed after the Federal Reserve hinted that they would pursue a second round of Quantitative Easing in late August, in an effort to stave off continued economic and asset weakness. Equity markets promptly rallied nearly 10% in September alone, along with commodities and precious metals. At this juncture, we believe the Fund is well positioned with exposure to sectors that have historically performed well in this type of economic and interest rate environment.

Listed below are the top ten holdings of the Fund at November 30, 20104:

1.	Whole Foods Market, Inc.	3.3%
2.	Netflix, Inc.	3.2%
3.	Altera Corp.	3.1%
4.	Skyworks Solutions, Inc.	3.0%
5.	TIBCO Software, Inc.	3.0%

6.	Gardner Denver, Inc.	3.0%
7.	Goodrich Corp.	3.0%
8.	MetroPCS Communications, Inc.	2.9%
9.	Albemarle Corp.	2.9%
10.	Informatica Corp.	2.9%

Signed,

Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.

Past performance does not guarantee future results.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

[1]	The total return set forth reflects a reduction of the Fund’s fees. Without the reduction of these fees, total return for the period would have been lower.
[2]	The Russell 1000 Index is an unmanaged capitalization weighted index which measures the performance of the 1,000 largest companies based on total market capitalization. The performance of the index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.
[3]	The Russell 1000 Growth Index is an unmanaged capitalization weighted index which measures the performance of stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The performance of the index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.
[4]	Portfolio composition is subject to change. The ten largest equity holdings’ percentages are based upon net assets as of November 30, 2010.

The views expressed in this report reflect those of the portfolio manager for the period ended November 30, 2010. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust
The Money Market Fund
Schedule of Portfolio Investments
November 30, 2010
(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agency Securities — 49.6%
Federal Home Loan Bank — 29.7%
$28,000,000	0.11%†, 12/3/10	$27,999,829
65,000,000	0.12%†, 12/10/10	64,998,000
44,875,000	0.14%†, 1/19/11	44,866,449
9,650,000	0.85%, 1/20/11	9,654,531
15,000,000	0.30%*, 5/27/11, Series 3	15,000,000
10,000,000	0.32%*, 7/7/11, Series 1	10,000,000
		172,518,809
Federal Home Loan Mortgage Corporation — 9.5%
55,383,000	0.16%†, 12/27/10	55,376,533
Federal National Mortgage Association — 10.4%
20,300,000	0.16%†, 12/1/10	20,300,000
40,000,000	0.17%†, 12/2/10, Series BB	39,999,817
		60,299,817
Total U.S. Government Agency Securities		288,195,159
Commercial Paper — 20.5%
Consumer Staples — 12.9%
25,000,000	Coca-Cola Company, 0.23%†, 12/14/10	24,997,924
25,000,000	PepsiCo, Inc., 0.17%†, 1/11/11	24,995,160
25,000,000	Procter & Gamble Company, 0.22%†, 3/7/11	24,985,333
		74,978,417
Health Care — 3.3%
19,000,000	Abbott Laboratories, 0.19%†, 12/21/10	18,997,994

Principal Amount	Security Description	Value
Commercial Paper — (continued)
Industrials — 4.3%
$25,000,000	General Electric Capital Corporation, 0.22%†, 2/1/11	$24,990,528
Total Commercial Paper		118,966,939
U.S. Treasury Obligations — 23.2%
U.S. Treasury Bills — 23.2%
30,000,000	0.13%†, 12/2/10	29,999,894
45,000,000	0.11%†, 12/16/10	44,997,906
60,000,000	0.14%†, 1/20/11	59,988,125
Total U.S. Treasury Obligations		134,985,925
Repurchase Agreements — 6.7%
39,123,141	Merrill Lynch International, 0.23%, 12/1/10, with a maturity value of $39,123,391 (fully collateralized by Federal Home Loan Bank, 1.63% due 7/27/11, with a value of $39,921,571)	39,123,141
Total Repurchase Agreements		39,123,141
Total Investments (Amortized Cost $581,271,164) (a) — 100.0%		581,271,164
Liabilities in excess of other assets — 0.0%		(98,675)
NET ASSETS — 100.0%		$581,172,489

(a)	Cost and value for federal income tax and financial reporting purposes are the same.
†	Discount Notes. Rate represents effective yield at November 30, 2010.
*	Variable or Floating Rate Security. Rate disclosed is as of November 30, 2010.

See notes to financial statements.

Performance Funds Trust
The U.S. Treasury Money Market Fund
Schedule of Portfolio Investments
November 30, 2010
(Unaudited)

Shares/ Principal Amount	Security Description	Value
U.S. Treasury Obligations — 96.8%
U.S. Treasury Bills — 96.8%
$53,000,000	0.13%†, 12/16/10	$52,997,483
38,000,000	0.13%†, 1/13/11	37,994,326
9,000,000	0.19%†, 2/3/11	8,996,960
12,000,000	0.24%†, 2/10/11	11,993,235
5,000,000	0.19%†, 3/31/11	4,996,917
Total U.S. Treasury Obligations		116,978,921
Investment Companies — 3.2%
3,837,826	Federated U.S. Treasury Cash Reserve Fund, 0.01%(a)	3,837,826
28,515	Goldman Sachs Financial Square Treasury Instrument Fund, 0.01%(a)	28,515
Total Investment Companies		3,866,341
Total Investments (Amortized Cost $120,845,262) (b) — 100.0%		120,845,262
Liabilities in excess of other assets — 0.0%		(43,707)
NET ASSETS — 100.0%		$120,801,555

(a)	Rate reflects the 7 day effective yield at November 30, 2010.
(b)	Cost and value for federal income tax and financial reporting purposes are the same.
†	Discount Notes. Rate represents effective yield at November 30, 2010.

See notes to financial statements.

Performance Funds Trust
The Short Term Government Income Fund
Schedule of Portfolio Investments
November 30, 2010
(Unaudited)

Shares/ Principal Amount	Security Description	Value
U.S. Government Agency Securities — 76.5%
Federal Farm Credit Bank — 3.3%
$3,000,000	2.75%, 5/6/14	$3,033,102
Federal Home Loan Bank — 22.2%
4,000,000	5.00%, 9/14/12	4,306,044
5,000,000	1.63%, 9/26/12	5,093,665
3,000,000	1.13%, 7/29/13	3,011,139
3,000,000	2.35%, 12/23/13	3,003,036
5,000,000	1.50%, 12/15/14	5,002,915
		20,416,799
Federal Home Loan Mortgage Corporation — 17.8%
5,000,000	1.20%, 1/14/13	5,020,340
5,000,000	1.50%, 7/12/13	5,021,510
4,000,000	1.20%, 9/24/13	4,003,528
2,500,000	2.75%, 4/29/14	2,525,060
		16,570,438
Federal National Mortgage Association — 33.1%
2,500,000	3.63%, 8/15/11	2,557,380
5,000,000	1.30%, 7/16/13	5,033,670
5,000,000	1.13%, 9/17/13	5,005,790
5,000,000	1.05%, 11/26/13	5,011,215
3,000,000	0.80%, 11/29/13	2,988,999
5,000,000	3.00%, 7/28/14	5,075,880
5,000,000	1.25%, 10/28/14, Series 1	4,963,875
		30,636,809
Government National Mortgage Association — 0.1%
121,204	3.47%, 4/20/34, Series 2004-22 BK	121,678
Total U.S. Government Agency Securities		70,778,826
Corporate Bonds — 6.5%
Financials — 5.2%
1,475,000	Wachovia Corporation, 5.70%, 8/1/13	1,624,652
1,495,000	MetLife Global Funding I, 5.13%, 4/10/13(a)	1,618,982
1,500,000	Protective Life Secured Trust, 4.00%, 4/1/11	1,517,310
		4,760,944

Shares/ Principal Amount	Security Description	Value
Corporate Bonds — (continued)
Industrials — 1.3%
$ 1,100,000	General Electric Capital Corporation, 5.25%, 10/19/12	$1,180,298
Total Corporate Bonds		5,941,242
U.S. Treasury Obligations — 14.6%
U.S. Treasury Bills — 14.6%
13,500,000	0.13%†, 12/16/10	13,499,249
Total U.S. Treasury Obligations		13,499,249
Investment Companies — 3.6%
3,370,152	Performance Money Market Fund, Institutional Class, 0.03%(b)(c)	3,370,152
Total Investment Companies		3,370,152
Total Investments (Cost $92,475,271) — 101.2%		93,589,469
Liabilities in excess of other assets — (1.2)%		(1,085,567)
NET ASSETS — 100.0%		$92,503,902

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2010, all such securities in total represented 1.8% of net assets.
(b)	Investment in affiliate.
(c)	Rate reflects the 7 day effective yield at November 30, 2010.
†	Discount Notes. Rate represents effective yield at November 30, 2010.

See notes to financial statements.

Performance Funds Trust
The Intermediate Term Income Fund
Schedule of Portfolio Investments
November 30, 2010
(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agency Securities — 61.3%
Federal Farm Credit Bank — 4.6%
$1,000,000	5.30%, 10/25/17	$1,189,492
2,000,000	5.30%, 4/6/20	2,323,940
		3,513,432
Federal Home Loan Bank — 18.2%
2,000,000	5.38%, 8/19/11	2,071,296
1,000,000	1.00%, 12/28/11	1,005,578
1,000,000	1.75%, 12/14/12	1,021,592
1,000,000	1.50%, 8/28/13	1,018,730
2,955,000	1.15%, 3/13/14	2,955,827
2,000,000	5.25%, 6/18/14	2,298,494
2,500,000	2.25%, 9/8/17	2,484,068
1,000,000	5.38%, 5/15/19	1,173,160
		14,028,745
Federal Home Loan Mortgage Corporation — 8.7%
1,000,000	5.50%, 7/18/16	1,191,655
2,000,000	5.00%, 4/15/34, Series 2780 TG	2,183,415
1,000,000	5.00%, 5/15/34, Series 2922 QE	1,099,659
2,000,000	5.00%, 2/15/36, Series 3113 QE	2,181,249
		6,655,978
Federal National Mortgage Association — 9.3%
1,000,000	5.00%, 4/15/15	1,152,944
1,000,000	4.00%, 11/25/18, Series 2003-112 AN	1,066,575
91,126	7.00%, 4/1/20, Pool #253299	103,852
34,523	7.50%, 9/1/29, Pool #252717	39,627
191,927	4.00%, 12/25/29, Series 2003-27 EC	194,285
2,156,015	5.00%, 8/25/30, Series 2003-54 PE	2,222,192
2,000,000	5.50%, 12/25/34, Series 2004-96 QD	2,275,909
		7,055,384
Government National Mortgage Association — 12.5%
1,047	9.00%, 3/15/20, Pool #271741	1,222
111,328	7.00%, 10/15/29, Pool #510559	128,398
35,782	7.50%, 10/15/29, Pool #510534	41,424
94,190	8.00%, 2/15/30, Pool #529127	112,192
3,800,000	5.00%, 2/16/34, Series 2004-11 QG	4,135,635
2,000,000	5.50%, 3/20/34, Series 2004-27 QD	2,266,579
2,631,621	5.50%, 8/15/35, Pool #644568	2,863,224
		9,548,674

Principal Amount	Security Description	Value
U.S. Government Agency Securities — (continued)
Tennessee Valley Authority — 8.0%
$2,000,000	7.14%, 5/23/12	$2,189,528
3,500,000	6.00%, 3/15/13	3,922,737
		6,112,265
Total U.S. Government Agency Securities		46,914,478
U.S. Treasury Obligations — 16.7%
U.S. Treasury Bonds — 0.7%
500,000	4.25%, 5/15/39	513,359
U.S. Treasury Notes — 15.8%
1,000,000	4.38%, 12/15/10	1,001,562
1,000,000	4.88%, 7/31/11	1,030,703
200,000	1.00%, 9/30/11	201,188
5,750,000	1.13%, 12/15/12	5,823,669
1,000,000	4.75%, 5/15/14	1,132,188
500,000	4.13%, 5/15/15	562,344
1,000,000	5.13%, 5/15/16	1,184,766
1,000,000	4.50%, 5/15/17	1,154,688
		12,091,108
U.S. Treasury Strips — 0.2%
300,000	5.05%, 11/15/26(a)	160,421
Total U.S. Treasury Obligations		12,764,888
Corporate Bonds — 22.2%
Consumer Staples — 1.7%
1,000,000	Campbell Soup Company, 6.75%, 2/15/11	1,013,561
250,000	Kimberly Clark Corporation, 6.88%, 2/15/14	292,347
		1,305,908
Energy — 1.4%
500,000	Shell International Finance BV, 4.30%, 9/22/19	537,314
500,000	Sunoco, Inc., 5.75%, 1/15/17	524,429
		1,061,743
Financials — 11.9%
500,000	American Express Company, 7.00%, 3/19/18	592,571
500,000	Bank of America Corporation, 6.00%, 9/1/17	525,028
500,000	Bankers Trust Corporation, 7.50%, 11/15/15	570,283

See notes to financial statements.

Performance Funds Trust
The Intermediate Term Income Fund
Schedule of Portfolio Investments  (continued)
November 30, 2010
(Unaudited)

Principal Amount	Security Description	Value
Corporate Bonds — (continued)
Financials — (continued)
$500,000	Citigroup, Inc., 5.00%, 9/15/14	$514,277
500,000	Goldman Sachs Group, Inc., 5.63%, 1/15/17	526,457
500,000	Goldman Sachs Group, Inc., 6.15%, 4/1/18	547,684
500,000	ITT Hartford Corporation, 7.30%, 11/1/15	570,237
500,000	JPMorgan Chase & Company, 6.00%, 1/15/18	563,656
500,000	Marshall & Ilsley Corporation, 5.00%, 1/17/17	436,588
500,000	Merrill Lynch & Company, Inc., 5.70%, 5/2/17	503,788
500,000	Merrill Lynch & Company, Inc., 6.05%, 5/16/16	513,065
500,000	MetLife, Inc., 6.82%, 8/15/18	591,420
500,000	Morgan Stanley, 4.75%, 4/1/14	519,487
500,000	Morgan Stanley, 6.63%, 4/1/18	546,394
500,000	Prudential Financial, Inc., 6.20%, 1/15/15	562,384
500,000	SunTrust Banks, Inc., 6.00%, 2/15/26	487,124
500,000	Wells Fargo Bank North America, 5.75%, 5/16/16	557,350
		9,127,793
Industrials — 3.6%
500,000	Caterpillar Financial Services, 6.13%, 2/17/14	573,395
500,000	General Electric Capital Corporation, 5.50%, 1/8/20	535,261
350,000	General Electric Capital Corporation, 5.50%, 3/15/23	358,770
500,000	General Electric Capital Corporation, 6.75%, 3/15/32	545,314
650,000	General Electric Capital Corporation, 6.90%, 9/15/15	758,042
		2,770,782

Shares/ Principal Amount	Security Description	Value
Corporate Bonds — (continued)
Information Technology — 0.7%
$500,000	Motorola, Inc., 6.00%, 11/15/17	$549,169
Materials — 1.3%
500,000	Alcoa, Inc., 5.87%, 2/23/22	506,097
500,000	Dow Chemical Company, 4.25%, 11/15/20	487,695
		993,792
Telecommunication Services — 1.2%
500,000	AT&T, Inc., 5.60%, 5/15/18	575,577
296,000	Pacific Bell Telephone, 6.63%, 10/15/34	303,113
		878,690
Utilities — 0.4%
250,000	Northern States Power Company, 7.13%, 7/1/25	316,653
Total Corporate Bonds		17,004,530
Investment Companies — 0.8%
633,094	Performance Money Market Fund, Institutional Class, 0.03%(b)(c)	633,094
Total Investment Companies		633,094
Total Investments (Cost $70,642,036) — 101.0%		77,316,990
Liabilities in excess of other assets — (1.0)%		(781,207)
NET ASSETS — 100.0%		$76,535,783

(a)	Rate reflects the effective yield at purchase. Principal only security.
(b)	Investment in affiliate.
(c)	Rate reflects the 7 day effective yield at November 30, 2010.

See notes to financial statements.

Performance Funds Trust
The Strategic Dividend Fund
Schedule of Portfolio Investments
November 30, 2010
(Unaudited)

Shares	Security Description	Value
Common Stocks — 90.5%
Consumer Discretionary — 4.0%
9,795	McDonald's Corporation	$766,949
19,710	The Home Depot, Inc.	595,439
		1,362,388
Consumer Staples — 9.1%
26,460	Altria Group, Inc.	635,040
18,050	Archer-Daniels-Midland Company	523,270
10,200	Kimberly-Clark Corporation	631,278
23,468	Kraft Foods, Inc.	709,907
9,360	Procter & Gamble Company	571,615
		3,071,110
Energy — 23.2%
17,280	Chesapeake Energy Corporation	364,954
6,245	Chevron Corporation	505,658
4,130	CNOOC, Ltd. ADR	889,189
10,170	ConocoPhillips	611,929
18,495	Enterprise Products Partners, LP	778,270
18,960	Halliburton Company	717,446
9,940	Kinder Morgan Energy Partners, LP	700,273
13,050	National-Oilwell Varco, Inc.	799,834
12,840	Peabody Energy Corporation	755,120
10,600	Petroleo Brasileiro S.A. ADR	343,864
21,720	San Juan Basin Royalty Trust	525,841
10,970	Schlumberger, Ltd.	848,420
		7,840,798
Financials — 6.5%
13,920	Allstate Corporation	405,211
17,140	HCP, Inc.	564,420
33,420	People's United Financial, Inc.	414,074
9,600	Plum Creek Timber Company, Inc.	345,984
17,750	Wells Fargo & Company	482,978
		2,212,667
Health Care — 6.3%
11,455	Abbott Laboratories	532,772
23,555	Bristol-Myers Squibb Company	594,528
7,770	Johnson & Johnson	478,244
32,670	Pfizer, Inc.	532,194
		2,137,738

Shares	Security Description	Value
Common Stocks — (continued)
Industrials — 14.7%
8,410	3M Company	$706,272
5,620	Fluor Corporation	325,005
29,150	General Electric Company	461,444
9,430	Joy Global, Inc.	719,697
18,130	Pitney Bowes, Inc.	397,772
9,770	Union Pacific Corporation	880,375
5,100	United Parcel Service, Inc., Class B	357,663
7,980	United Technologies Corporation	600,655
15,000	Waste Management, Inc.	513,750
		4,962,633
Information Technology — 1.0%
10,000	Microchip Technology, Inc.	336,100
Materials — 5.9%
18,640	Dow Chemical Company	581,195
17,130	E.I. du Pont de Nemours and Company	804,939
10,370	Monsanto Company	621,370
		2,007,504
Telecommunication Services — 3.0%
20,820	AT&T, Inc.	578,588
13,930	Verizon Communications, Inc.	445,899
		1,024,487
Utilities — 16.8%
40,000	CenterPoint Energy, Inc.	625,200
15,820	Dominion Resources, Inc.	657,005
32,050	Duke Energy Corporation	562,477
26,770	Great Plains Energy, Inc.	499,261
37,800	NiSource, Inc.	632,394
18,355	OGE Energy Corporation	816,981
13,500	ONEOK, Inc.	689,985
13,870	Progress Energy, Inc.	605,980
15,490	Southern Company	584,283
		5,673,566
Total Common Stocks		30,628,991

See notes to financial statements.

Performance Funds Trust
The Strategic Dividend Fund
Schedule of Portfolio Investments (continued)
November 30, 2010
(Unaudited)

Shares	Security Description	Value
Investment Companies — 10.4%
18,547	John Hancock Bank and Thrift Opportunity Fund	$281,914
2,359,146	Performance Money Market Fund, Institutional Class, 0.03%(a)(b)	2,359,146
50,890	Pimco Corporate Opportunity Fund	880,397
Total Investment Companies		3,521,457
Total Investments (Cost $33,174,256) — 100.9%		34,150,448
Liabilities in excess of other assets — (0.9)%		(320,543)
NET ASSETS — 100.0%		$33,829,905

(a)	Investment in affiliate. Represents 7.0% of the net assets as of November 30, 2010.
(b)	Rate reflects the 7 day effective yield at November 30, 2010.
ADR	American Depositary Receipt
LP	Limited Partnership

See notes to financial statements.

Performance Funds Trust
The Large Cap Equity Fund
Schedule of Portfolio Investments
November 30, 2010
(Unaudited)

Shares	Security Description	Value
Common Stocks — 98.2%
Consumer Discretionary — 14.4%
1,500	Amazon.com, Inc.(a)	$263,100
6,000	Bed Bath & Beyond, Inc.(a)	262,440
3,000	Darden Restaurants, Inc.	146,850
8,000	DIRECTV, Inc., Class A(a)	332,240
20,000	Ford Motor Company(a)	318,800
7,000	Limited Brands, Inc.	235,690
8,000	Macy's, Inc.	205,440
5,000	Mattel, Inc.	129,200
8,000	McDonald's Corporation	626,400
10,000	Newell Rubbermaid, Inc.	167,700
6,000	NIKE, Inc., Class B	516,780
2,000	Polo Ralph Lauren Corporation	218,480
6,000	RadioShack Corporation	110,700
2,300	Ross Stores, Inc.	149,224
7,000	Target Corporation	398,580
8,000	The Home Depot, Inc.	241,680
20,000	The Walt Disney Company	730,200
6,000	Time Warner Cable, Inc., Class A	369,240
8,000	TJX Companies, Inc.	364,880
2,200	VF Corporation	182,336
6,000	Viacom, Inc., Class B	226,980
6,000	Wyndham Worldwide Corporation	172,500
7,000	Yum! Brands, Inc.	350,560
		6,720,000
Consumer Staples — 8.4%
10,000	Coca-Cola Company	631,700
2,500	H.J. Heinz Company	120,675
10,000	Kraft Foods, Inc.	302,500
3,000	McCormick & Company, Inc.	132,030
9,000	PepsiCo, Inc.	581,670
13,000	Procter & Gamble Company	793,910
9,000	Sara Lee Corporation	135,000
6,400	Sysco Corporation	185,728
2,000	The Estee Lauder Companies, Inc., Class A	149,840
3,000	The Hershey Company	140,400
3,000	The J.M. Smucker Company	189,750
10,000	Wal-Mart Stores, Inc.	540,900
		3,904,103

Shares	Security Description	Value
Common Stocks — (continued)
Energy — 11.4%
5,000	Anadarko Petroleum Corporation	$320,800
3,000	Apache Corporation	322,920
5,000	Cameron International Corporation(a)	240,550
9,000	Chevron Corporation	728,730
7,000	ConocoPhillips	421,190
10,000	El Paso Corporation	134,900
12,000	Exxon Mobil Corporation	834,720
3,000	FMC Technologies, Inc.(a)	252,720
7,000	Halliburton Company	264,880
5,000	National-Oilwell Varco, Inc.	306,450
8,000	Occidental Petroleum Corporation	705,360
4,000	Peabody Energy Corporation	235,240
5,000	Rowan Companies, Inc.(a)	150,750
5,000	Schlumberger, Ltd.	386,700
		5,305,910
Financials — 10.1%
3,000	Ace Ltd.	175,560
6,000	AFLAC, Inc.	309,000
4,000	Ameriprise Financial, Inc.	207,360
3,000	Assurant, Inc.	105,810
7,000	Berkshire Hathaway, Inc., Class B(a)	557,760
4,000	Chubb Corporation	228,040
5,000	HCP, Inc.	164,650
13,000	JPMorgan Chase & Company	485,940
3,500	Loews Corporation	130,935
4,000	PNC Financial Services Group, Inc.	215,400
4,000	Principal Financial Group, Inc.	108,960
4,000	Prudential Financial, Inc.	202,720
1,300	Public Storage	125,580
2,000	The Goldman Sachs Group, Inc.	312,280
8,000	The Travelers Companies, Inc.	431,920
2,500	Torchmark Corporation	143,675
5,000	Unum Group	107,450
26,000	Wells Fargo & Company	707,460
		4,720,500
Health Care — 12.4%
5,000	Abbott Laboratories	232,550
6,000	AmerisourceBergen Corporation	185,100
4,000	Amgen, Inc.(a)	210,760

See notes to financial statements.

Performance Funds Trust
The Large Cap Equity Fund
Schedule of Portfolio Investments (continued)
November 30, 2010
(Unaudited)

Shares	Security Description	Value
Common Stocks — (continued)
Health Care — (continued)
19,000	Bristol-Myers Squibb Company	$479,560
5,000	CIGNA Corporation	184,050
2,000	DaVita, Inc.(a)	145,400
4,500	Express Scripts, Inc.(a)	234,405
5,500	Forest Laboratories, Inc.(a)	175,395
3,500	Hospira, Inc.(a)	196,910
3,000	Humana, Inc.(a)	168,120
8,000	Johnson & Johnson	492,400
3,000	McKesson Corporation	191,700
25,000	Merck & Company, Inc.	861,750
11,000	Mylan, Inc.(a)	215,215
30,000	Pfizer, Inc.	488,700
8,000	UnitedHealth Group, Inc.	292,160
3,000	Varian Medical Systems, Inc.(a)	197,490
2,500	Waters Corporation(a)	192,175
4,500	Watson Pharmaceuticals, Inc.(a)	219,330
7,000	WellPoint, Inc.(a)	390,180
		5,753,350
Industrials — 12.9%
8,000	3M Company	671,840
5,000	Boeing Company	318,850
2,000	Caterpillar, Inc.	169,200
5,000	CSX Corporation	304,050
2,000	Eaton Corporation	192,800
5,000	Emerson Electric Company	275,350
46,000	General Electric Company	728,180
2,000	Goodrich Corporation	171,540
5,000	Honeywell International, Inc.	248,550
3,000	Northrop Grumman Corporation	185,040
2,000	Parker Hannifin Corporation	160,460
2,000	Precision Castparts Corporation	276,140
3,500	Rockwell Collins, Inc.	196,210
5,000	Union Pacific Corporation	450,550
6,000	United Parcel Service, Inc., Class B	420,780
12,000	United Technologies Corporation	903,240
1,000	W.W. Grainger, Inc.	124,930
6,000	Waste Management, Inc.	205,500
		6,003,210

Shares	Security Description	Value
Common Stocks — (continued)
Information Technology — 19.3%
4,000	Altera Corporation	$140,360
3,000	Amphenol Corporation, Class A	150,090
4,000	Apple, Inc.(a)	1,244,600
5,000	BMC Software, Inc.(a)	222,000
25,000	Cisco Systems, Inc.(a)	479,000
4,000	Cognizant Technology Solutions Corporation, Class A(a)	259,920
10,000	Corning, Inc.	176,600
8,000	eBay, Inc.(a)	233,040
12,000	EMC Corporation(a)	257,880
5,000	Fiserv, Inc.(a)	276,500
1,100	Google, Inc., Class A(a)	611,281
4,000	Hewlett-Packard Company	167,720
25,000	Intel Corporation	528,000
10,400	International Business Machines Corporation	1,471,184
3,000	Lexmark International, Inc.(a)	108,720
41,000	Microsoft Corporation	1,033,610
44,000	Oracle Corporation	1,189,760
3,000	SanDisk Corporation(a)	133,800
9,000	Texas Instruments, Inc.	286,200
		8,970,265
Materials — 4.2%
3,000	Ball Corporation	197,640
2,000	Cliffs Natural Resources, Inc.	136,680
8,000	E.I. du Pont de Nemours and Company	375,920
2,000	Eastman Chemical Co.	155,620
3,000	FMC Corporation	233,460
2,500	Freeport-McMoRan Copper & Gold, Inc., Class B	253,300
4,000	Newmont Mining Corporation	235,320
2,500	PPG Industries, Inc.	194,900
3,000	Sigma-Aldrich Corporation	189,660
		1,972,500
Telecommunication Services — 2.3%
17,000	AT&T, Inc.	472,430
7,000	CenturyTel, Inc.	300,930
10,000	Verizon Communications, Inc.	320,100
		1,093,460

See notes to financial statements.

Performance Funds Trust
The Large Cap Equity Fund
Schedule of Portfolio Investments (continued)
November 30, 2010
(Unaudited)

Shares	Security Description	Value
Common Stocks — (continued)
Utilities — 2.8%
12,000	CMS Energy Corporation	$215,640
3,000	DTE Energy Company	133,650
12,000	Duke Energy Corporation	210,600
9,000	NiSource, Inc.	150,570
4,000	Northeast Utilities	124,400
3,000	Sempra Energy	150,270
5,000	Southern Company	188,600
7,000	TECO Energy, Inc.	117,250
		1,290,980
Total Common Stocks		45,734,278

Shares	Security Description	Value
Investment Companies — 2.5%
1,150,351	Performance Money Market Fund, Institutional Class, 0.03%(b)(c)	$1,150,351
Total Investment Companies		1,150,351
Total Investments (Cost $40,104,628) — 100.7%		46,884,629
Liabilities in excess of other assets — (0.7)%		(317,894)
NET ASSETS — 100.0%		$46,566,735

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Rate reflects the 7 day effective yield at November 30, 2010.

See notes to financial statements.

Performance Funds Trust
The Mid Cap Equity Fund
Schedule of Portfolio Investments
November 30, 2010
(Unaudited)

Shares	Security Description	Value
Common Stocks — 92.7%
Consumer Discretionary — 19.0%
7,000	99 Cents Only Stores(a)	$109,970
7,000	Advance Auto Parts, Inc.	461,930
17,000	Aeropostale, Inc.(a)	459,510
8,000	American Greetings Corporation, Class A	160,560
9,000	BorgWarner, Inc.(a)	543,060
16,000	Brinker International, Inc.	327,040
3,400	Chipotle Mexican Grill, Inc., Class A(a)	878,866
9,500	Dick’s Sporting Goods, Inc.(a)	324,995
18,000	Dollar Tree, Inc.(a)	989,100
10,000	Fossil, Inc.(a)	676,500
6,000	Guess?, Inc.	283,500
17,000	Hanesbrands, Inc.(a)	461,550
9,000	Harte-Hanks, Inc.	111,960
8,000	John Wiley & Sons, Inc., Class A	332,000
8,000	Life Time Fitness, Inc.(a)	315,520
5,000	Netflix, Inc.(a)	1,029,500
400	NVR, Inc.(a)	247,992
5,000	Panera Bread Company, Class A(a)	501,200
21,000	PetSmart, Inc.	795,060
7,000	Phillips-Van Heusen Corporation	474,880
7,000	Rent-A-Center, Inc.	194,880
5,000	Scholastic Corporation	140,500
49,000	Service Corporation International	394,940
16,000	The Cheesecake Factory, Inc.(a)	509,920
9,000	The Timberland Company, Class A(a)	223,020
7,000	Tractor Supply Company	297,290
14,000	Tupperware Brands Corporation	650,720
7,500	Warnaco Group, Inc.(a)	403,875
13,000	Williams-Sonoma, Inc.	432,510
		12,732,348
Consumer Staples — 3.8%
10,000	Church & Dwight Company, Inc.	652,500
9,000	Corn Products International, Inc.	388,080
6,000	Energizer Holdings, Inc.(a)	422,340
7,000	Hansen Natural Corporation(a)	372,540
7,000	Ralcorp Holdings, Inc.(a)	433,440
8,500	Ruddick Corporation	312,460
		2,581,360

Shares	Security Description	Value
Common Stocks — (continued)
Energy — 5.3%
12,000	Arch Coal, Inc.	$350,400
7,000	Atwood Oceanics, Inc.(a)	249,200
7,000	Cimarex Energy Company	563,780
5,000	FMC Technologies, Inc.(a)	421,200
19,000	Forest Oil Corporation(a)	650,180
15,000	Newfield Exploration Company(a)	1,002,450
13,000	Southern Union Company	306,930
		3,544,140
Financials — 15.1%
3,000	Affiliated Managers Group, Inc.(a)	262,230
4,500	Alexandria Real Estate Equities, Inc.	300,375
18,000	AMB Property Corporation	525,240
11,000	American Financial Group, Inc.	338,470
24,337	Apollo Investment Corporation	256,999
8,500	BRE Properties, Inc.	366,095
8,000	Eaton Vance Corporation	237,760
4,500	Everest Re Group, Ltd.	375,705
5,500	Federal Realty Investment Trust	425,645
20,000	Fidelity National Financial, Inc., Class A	270,000
11,000	HCC Insurance Holdings, Inc.	308,880
10,000	Horace Mann Educators Corporation	163,300
15,000	Hospitality Properties Trust	331,800
8,500	Jefferies Group, Inc.	205,275
4,000	Jones Lang LaSalle, Inc.	319,280
13,000	Liberty Property Trust	407,420
8,000	MSCI, Inc., Class A(a)	272,480
18,000	Nationwide Health Properties, Inc.	648,900
31,000	New York Community Bancorp, Inc.	520,800
18,000	Protective Life Corporation	423,360
14,000	Rayonier, Inc.	713,440
12,000	Realty Income Corporation	408,600
6,500	Reinsurance Group of America, Inc.	324,545
9,000	SL Green Realty Corporation	588,600
12,000	The Macerich Company	556,080
14,000	UDR, Inc.	312,200
9,000	W.R. Berkley Corporation	240,210
		10,103,689

See notes to financial statements.

Performance Funds Trust
The Mid Cap Equity Fund
Schedule of Portfolio Investments (continued)
November 30, 2010
(Unaudited)

Shares	Security Description	Value
Common Stocks — (continued)
Health Care — 9.4%
13,000	Edwards Lifesciences Corporation(a)	$862,680
49,000	Health Management Associates, Inc., Class A(a)	436,590
15,000	Henry Schein, Inc.(a)	861,450
8,000	IDEXX Laboratories, Inc.(a)	513,680
12,500	LifePoint Hospitals, Inc.(a)	452,750
11,000	Medicis Pharmaceutical Corporation, Class A	289,850
4,500	Mettler-Toledo International, Inc.(a)	653,310
7,000	Perrigo Company	421,680
29,000	ResMed, Inc.(a)	926,550
17,000	Universal Health Services, Inc., Class B	699,040
6,000	Vertex Pharmaceuticals, Inc.(a)	198,780
		6,316,360
Industrials — 13.5%
7,500	AGCO Corporation(a)	338,550
7,000	Alaska Air Group, Inc.(a)	385,000
12,000	AMETEK, Inc.	710,040
19,000	BE Aerospace, Inc.(a)	674,500
9,000	Bucyrus International, Inc.	802,440
6,500	Carlisle Companies, Inc.	238,030
9,000	Crane Company	337,320
10,000	Deluxe Corporation	211,900
5,000	Gardner Denver, Inc.	327,250
7,000	Hubbell, Inc., Class B	395,920
11,000	J.B. Hunt Transportation Services, Inc.	401,500
14,000	Joy Global, Inc.	1,068,480
11,000	Kansas City Southern(a)	520,740
17,500	KBR, Inc.	473,900
3,000	Manpower, Inc.	168,960
9,000	MSC Industrial Direct Company, Inc., Class A	541,260
5,000	Regal-Beloit Corporation	305,000
5,000	The Corporate Executive Board Company	173,450
10,000	The Timken Company	435,600
8,500	Thomas & Betts Corporation(a)	377,825
4,000	Wabtec Corporation	184,920
		9,072,585

Shares	Security Description	Value
Common Stocks — (continued)
Information Technology — 10.9%
7,000	Alliance Data Systems Corporation(a)(b)	$441,560
11,000	Avnet, Inc.(a)	337,150
14,000	Broadridge Financial Solutions, Inc.	288,260
6,000	F5 Networks, Inc.(a)	791,280
7,000	FactSet Research Systems, Inc.	620,690
11,000	Fair Isaac Corporation	256,850
12,000	Gartner, Inc.(a)	386,040
16,000	Lam Research Corporation(a)	725,280
6,500	Plantronics, Inc.	232,505
12,000	Quest Software, Inc.(a)	303,600
45,000	RF Micro Devices, Inc.(a)	315,450
7,000	Rovi Corporation(a)	386,190
16,000	Skyworks Solutions, Inc.(a)	407,200
17,000	Synopsys, Inc.(a)	436,730
9,000	Tech Data Corporation(a)	396,630
14,000	TIBCO Software, Inc.(a)	274,960
8,000	Trimble Navigation, Ltd.(a)	297,920
28,000	Vishay Intertechnology, Inc.(a)	399,280
		7,297,575
Materials — 8.2%
12,000	Albemarle Corporation	649,080
6,500	AptarGroup, Inc.	296,855
13,000	Ashland, Inc.	661,440
8,000	Cabot Corporation	286,400
5,000	Cytec Industries, Inc.	239,150
3,000	Greif, Inc., Class A	175,320
8,000	Lubrizol Corporation	836,480
2,000	NewMarket Corporation	251,600
3,000	Rock-Tenn Company, Class A	162,270
8,500	Silgan Holdings, Inc.	291,040
12,500	Sonoco Products Company	409,500
22,000	Temple-Inland, Inc.	461,340
23,000	The Valspar Corporation	759,920
		5,480,395
Telecommunication Services — 0.9%
10,000	Syniverse Holdings, Inc.(a)	305,600
20,000	TW Telecom, Inc.(a)	329,600
		635,200

See notes to financial statements.

Performance Funds Trust
The Mid Cap Equity Fund
Schedule of Portfolio Investments (continued)
November 30, 2010
(Unaudited)

Shares	Security Description	Value
Common Stocks — (continued)
Utilities — 6.6%
8,000	AGL Resources, Inc.	$293,840
11,000	Alliant Energy Corporation	399,410
6,000	Cleco Corporation	181,980
11,000	DPL, Inc.	278,630
7,000	Energen Corporation	304,990
4,000	IDACORP, Inc.	145,280
10,400	National Fuel Gas Company	658,944
10,500	NSTAR	434,700
14,000	OGE Energy Corporation	623,140
21,000	Questar Corporation	348,810
13,000	UGI Corporation	385,710
11,000	WGL Holdings, Inc.	398,860
		4,454,294
Total Common Stocks		62,217,946
Investment Companies — 8.4%
21,000	Midcap SPDR Trust Series 1	3,254,790
2,412,241	Performance Money Market Fund, Institutional Class, 0.03%(c)(d)	2,412,241
Total Investment Companies		5,667,031

Principal Amount	Security Description	Value
Short Term Security Held as Collateral For Securities Lending — 0.6%
$387,000	Nordea Bank, 0.17% 12/1/10	$387,000
Total Short Term Security Held as Collateral For Securities Lending		387,000
Total Investments (Cost $52,769,433) — 101.7%		68,271,977
Liabilities in excess of other assets — (1.7)%		(1,127,395)
NET ASSETS — 100.0%		$67,144,582

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan as of November 30, 2010.
(c)	Investment in affiliate. Represents 3.6% of the net assets as of November 30, 2010.
(d)	Rate reflects the 7 day effective yield at November 30, 2010.

See notes to financial statements.

Performance Funds Trust
The Leaders Equity Fund
Schedule of Portfolio Investments
November 30, 2010
(Unaudited)

Shares	Security Description	Value
Common Stocks — 97.5%
Consumer Discretionary — 13.9%
16,000	DIRECTV, Inc., Class A(a)	$664,480
13,000	Dollar Tree, Inc.(a)	714,350
4,000	Netflix, Inc.(a)	823,600
12,000	Time Warner Cable, Inc., Class A	738,480
20,000	Williams-Sonoma, Inc.	665,400
		3,606,310
Consumer Staples — 3.3%
18,000	Whole Foods Market, Inc.(a)	849,960
Energy — 2.8%
11,000	Newfield Exploration Company(a)	735,130
Health Care — 9.8%
10,000	Edwards Lifesciences Corporation(a)	663,600
12,000	Hospira, Inc.(a)	675,120
23,000	Medicis Pharmaceutical Corporation, Class A	606,050
10,000	Perrigo Company	602,400
		2,547,170
Industrials — 21.9%
17,000	Crane Company	637,160
7,000	Cummins, Inc.	679,840
9,000	Deere & Company	672,300
12,000	Gardner Denver, Inc.	785,400
9,000	Goodrich Corporation	771,930
9,000	Nordson Corporation	714,870
9,000	Parker Hannifin Corporation	722,070
11,000	Rockwell Automation, Inc.	727,320
		5,710,890

Shares	Security Description	Value
Common Stocks — (continued)
Information Technology — 29.9%
23,000	Altera Corporation	$807,070
2,300	Apple, Inc.(a)	715,645
8,000	FactSet Research Systems, Inc.	709,360
18,000	Informatica Corporation(a)	743,040
15,000	Lexmark International, Inc.(a)	543,600
15,000	MICROS Systems, Inc.(a)	655,800
13,000	NetApp, Inc.(a)	662,090
23,000	Oracle Corporation	621,920
17,000	Red Hat, Inc.(a)	739,500
31,000	Skyworks Solutions, Inc.(a)	788,950
40,000	TIBCO Software, Inc.(a)	785,600
		7,772,575
Materials — 13.0%
14,000	Albemarle Corporation	757,260
14,000	E.I. du Pont de Nemours and Company	657,860
6,000	Lubrizol Corporation	627,360
11,000	Newmont Mining Corporation	647,130
21,000	The Valspar Corporation	693,840
		3,383,450
Telecommunication Services — 2.9%
63,000	MetroPCS Communications, Inc.(a)	765,450
Total Common Stocks		25,370,935
Investment Companies — 2.7%
696,811	Performance Money Market Fund, Institutional Class, 0.03%(b)(c)	696,811
Total Investment Companies		696,811
Total Investments (Cost $20,851,356) — 100.2%		26,067,746
Liabilities in excess of other assets — (0.2)%		(51,921)
NET ASSETS — 100.0%		$26,015,825

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Rate reflects the 7 day effective yield at November 30, 2010.

See notes to financial statements.

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Performance Funds Trust

Statements of Assets and Liabilities
November 30, 2010 (Unaudited)

	The Money Market Fund	The U.S. Treasury Money Market Fund	The Short Term Government Income Fund
Assets:
Investments in unaffiliated securities, at value(a)	$542,148,023	$120,845,262	$90,219,317
Investments in affiliated securities, at value	—	—	3,370,152
Repurchase agreements, at value	39,123,141	—	—
Total Investments, at value	581,271,164	120,845,262	93,589,469
Interest and dividends receivable	35,362	—	365,621
Receivable for capital shares issued	—	—	5,937
Receivable for investments sold	—	—	—
Receivable from Advisor	29,238	7,326	—
Prepaid expenses	36,552	5,592	6,116
Total Assets	581,372,316	120,858,180	93,967,143
Liabilities:
Cash overdraft	—	8,082	7,191
Dividends payable	14,243	2,989	56,409
Payable for capital shares redeemed	—	—	1,339,041
Payable for return of collateral received	—	—	—
Accrued expenses and other liabilities:
Advisory	—	—	30,286
Administration	7,040	1,265	1,132
Service Organization	—	—	4,682
Accounting	178	243	32
Distribution	85	—	1,195
Custodian	19,348	4,208	3,029
Transfer agent	8,342	2,105	2,283
Trustee	7,838	2,100	1,082
Chief Compliance Officer	10,345	2,615	1,353
Other	132,408	33,018	15,526
Total Liabilities	199,827	56,625	1,463,241
Net Assets	$581,172,489	$120,801,555	$92,503,902
Composition of Net Assets:
Capital	$581,176,396	$120,800,929	$93,190,460
Accumulated (distributions in excess of) net investment income	(505)	(2,751)	9,872
Accumulated net realized gains/(losses) from investment transactions	(3,402)	3,377	(1,810,628)
Net unrealized appreciation on investments	—	—	1,114,198
Net Assets	$581,172,489	$120,801,555	$92,503,902
Net Assets:
Institutional Class Shares	$570,927,884	$120,801,555	$86,937,334
Class A Shares	10,244,605	—	5,566,568
Class B Shares	—	—	—
Total Net Assets	$581,172,489	$120,801,555	$92,503,902
Shares Outstanding:
Institutional Class Shares	570,920,364	120,814,027	8,731,026
Class A Shares	10,246,301	—	559,447
Class B Shares	—	—	—
Net Asset Value, Offering Price and Redemption Price per share:
Institutional Class Shares	$1.00	$1.00	$9.96
Class A Shares	$1.00	—	$9.95
Class B Shares(b)	—	—	—
Maximum Sales Charge:
Class A Shares	N/A	N/A	3.00%
Maximum Offering Price per share (Net Asset Value/(100% — maximum sales charge) Class A Shares	—	—	$10.26
Investments in unaffiliated securities, at cost	$581,271,164	$120,845,262	$89,105,119
Investments in affiliated securities, at cost	—	—	3,370,152
Total Investments, at cost	$581,271,164	$120,845,262	$92,475,271

(a)	The Mid Cap Equity Fund includes securities on loan of $378,480.
(b)	Redemption price per share varies on length of time shares are held.

See notes to financial statements.

	The Intermediate Term Income Fund	The Strategic Dividend Fund	The Large Cap Equity Fund	The Mid Cap Equity Fund	The Leaders Equity Fund
Assets:
Investments in unaffiliated securities, at value	$76,683,896	$31,791,302	$45,734,278	$65,859,736	$25,370,935
Investments in affiliated securities, at value	633,094	2,359,146	1,150,351	2,412,241	696,811
Repurchase agreements, at value	—	—	—	—	—
Total Investments, at value	77,316,990	34,150,448	46,884,629	68,271,977	26,067,746
Interest and dividends receivable	580,857	114,627	124,402	59,083	32,053
Receivable for capital shares issued	8,561	3,410	19,486	24,018	3,972
Receivable for investments sold	—	—	—	—	194,754
Receivable from Advisor	—	—	—	—	—
Prepaid expenses	5,383	6,591	15,680	16,243	16,098
Total Assets	77,911,791	34,275,076	47,044,197	68,371,321	26,314,623
Liabilities:
Cash overdraft	7,150	4,410	5,323	6,054	4,004
Dividends payable	139,870	53,179	18,134	—	—
Payable for capital shares redeemed	1,172,037	360,187	405,281	766,192	269,108
Payable for return of collateral received	—	—	—	387,000	—
Accrued expenses and other liabilities:
Advisory	29,416	15,241	24,359	41,518	15,083
Administration	939	417	568	828	312
Service Organization	3,727	1,753	1,442	2,290	902
Accounting	—	57	—	—	22
Distribution	1,698	615	2,758	3,515	420
Custodian	2,558	1,127	1,624	2,214	858
Transfer agent	2,704	2,349	6,513	5,087	3,158
Trustee	1,005	369	617	672	282
Chief Compliance Officer	1,285	443	808	879	387
Other	13,619	5,024	10,035	10,490	4,262
Total Liabilities	1,376,008	445,171	477,462	1,266,739	298,798
Net Assets	$76,535,783	$33,829,905	$46,566,735	$67,144,582	$26,015,825
Composition of Net Assets:
Capital	$69,829,271	$34,600,304	$48,307,922	$76,096,125	$35,495,762
Accumulated (distributions in excess of) net investment income	(12,281)	91,850	24,332	32,697	(62,710)
Accumulated net realized gains/(losses) from investment transactions	43,839	(1,838,441)	(8,545,520)	(24,486,784)	(14,633,617)
Net unrealized appreciation on investments	6,674,954	976,192	6,780,001	15,502,544	5,216,390
Net Assets	76,535,783	$33,829,905	$46,566,735	$67,144,582	$26,015,825
Net Assets:
Institutional Class Shares	$68,305,122	$30,828,694	$33,495,352	$50,904,212	$24,210,950
Class A Shares	8,230,661	3,001,211	13,011,472	15,931,960	1,724,524
Class B Shares	—	—	59,911	308,410	80,351
Total Net Assets	$76,535,783	$33,829,905	$46,566,735	$67,144,582	$26,015,825
Shares Outstanding:
Institutional Class Shares	6,215,394	3,080,926	4,152,527	4,968,639	3,276,887
Class A Shares	749,655	299,668	1,639,885	1,622,700	240,016
Class B Shares	—	—	8,376	37,182	12,212
Net Asset Value, Offering Price and Redemption Price per share:
Institutional Class Shares	$10.99	$10.01	$8.07	$10.25	$7.39
Class A Shares	$10.98	$10.02	$7.93	$9.82	$7.19
Class B Shares	—	—	$7.15	$8.29	$6.58
Maximum Sales Charge:
Class A Shares	5.25%	5.25%	5.25%	5.25%	5.25%
Maximum Offering Price per share (Net Asset Value/(100% — maximum sales charge) Class A Shares	$11.59	$10.58	$8.37	$10.36	$7.59
Investments in unaffiliated securities, at cost	$70,008,942	$30,815,110	$38,954,277	$50,357,192	$20,154,545
Investments in affiliated securities, at cost	633,094	2,359,146	1,150,351	2,412,241	696,811
Total Investments, at cost	$70,642,036	$33,174,256	$40,104,628	$52,769,433	$20,851,356

See notes to financial statements.

Performance Funds Trust

Statements of Operations
For the six months ended November 30, 2010
(Unaudited)

	The Money Market Fund	The U.S. Treasury Money Market Fund	The Short Term Government Income Fund
Investment Income:
Interest	$552,089	$97,048	$811,166
Dividend	—	13	—
Income from securities lending	—	—	—
Income from affiliates	—	—	522
Other Income (see Note 7)	56,658	—	9,116
Total Investment Income	608,747	97,061	820,804
Expenses:
Advisory	949,903	200,493	176,126
Administration	181,448	38,292	25,231
Distribution:
Class A Shares	19,333	—	10,606
Class B Shares	—	—	—
Service Organization:
Institutional Class Shares	—	—	26,883
Class A Shares	—	—	—
Accounting	18,162	16,920	18,300
Audit	42,712	6,484	5,803
Custodian	126,664	26,733	17,613
Legal	86,942	16,111	11,476
Registration and filing	15,076	1,010	3,498
Chief Compliance Officer	33,088	6,786	4,490
Shareholder reports	33,997	6,350	5,217
Transfer agent	28,906	4,770	8,260
Trustee	30,756	6,290	4,114
Other	37,412	8,719	5,284
Total expenses before fee reductions	1,604,399	338,958	322,901
Advisory reductions and/or reimbursements	(1,127,997)	(251,433)	—
Distributor reductions	(18,780)	—	(3,030)
Administration fees waived	—	(3,829)	—
Net Expenses	457,622	83,696	319,871
Net Investment Income/(Loss)	151,125	13,365	500,933
Net Realized/Unrealized Gains/(Losses) from Investments:
Net realized gains/(losses) from investment transactions	28	38	23,853
Change in unrealized appreciation/(depreciation) on investments	—	—	(63,467)
Net realized/unrealized gains/(losses) from investments	28	38	(39,614)
Change in net assets resulting from operations	$151,153	$13,403	$461,319

See notes to financial statements.

	The Intermediate Term Income Fund	The Strategic Dividend Fund	The Large Cap Equity Fund	The Mid Cap Equity Fund	The Leaders Equity Fund
Investment Income:
Interest	$1,675,685	$—	$—	$181	$11
Dividend	—	535,050	473,026	381,610	90,305
Income from securities lending	—	—	—	324	—
Income from affiliates	176	560	315	388	157
Other Income (see Note x)	11,164	—	18,894	9,455	1,981
Total Investment Income	1,687,025	535,610	492,235	391,958	92,454
Expenses:
Advisory	192,195	113,831	150,762	220,902	122,244
Administration	22,026	8,697	14,398	16,877	7,005
Distribution:
Class A Shares	14,341	3,693	22,164	26,342	2,686
Class B Shares	—	—	320	1,564	383
Service Organization:
Institutional Class Shares	22,282	9,654	9,124	11,926	5,240
Class A Shares	51	—	10	—	—
Accounting	22,276	17,202	18,233	18,300	16,929
Audit	4,864	1,915	3,284	3,842	1,616
Custodian	15,376	6,071	10,051	11,782	4,890
Legal	10,063	3,915	6,683	7,780	3,226
Registration and filing	3,023	3,061	12,619	13,319	12,102
Chief Compliance Officer	3,963	1,458	2,646	3,019	1,281
Shareholder reports	4,700	2,214	3,787	4,573	2,017
Transfer agent	9,740	7,711	27,050	19,540	10,482
Trustee	3,610	1,379	2,424	2,844	1,177
Other	4,580	2,088	2,092	4,177	2,182
Total expenses before fee reductions	333,090	182,889	285,647	366,787	193,460
Advisory reductions and/or reimbursements	(15,376)	(34,778)	—	—	(37,529)
Distributor reductions	(4,097)	(1,055)	(6,333)	(7,526)	(767)
Administration fees waived	—	—	—	—	—
Net Expenses	313,617	147,056	279,314	359,261	155,164
Net Investment Income/(Loss)	1,373,408	388,554	212,921	32,697	(62,710)
Net Realized/Unrealized Gains/(Losses) from Investments:
Net realized gains/(losses) from investment transactions	68,183	(897,428)	1,983,437	1,905,269	1,336,736
Change in unrealized appreciation/(depreciation) on investments	999,024	4,081,966	2,197,766	5,091,761	1,839,190
Net realized/unrealized gains/(losses) from investments	1,067,207	3,184,538	4,181,203	6,997,030	3,175,926
Change in net assets resulting from operations	$2,440,615	$3,573,092	$4,394,124	$7,029,727	$3,113,216

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets

	The Money Market Fund		The U.S. Treasury Money Market Fund
	For the six months ended November 30, 2010	For the year ended May 31, 2010	For the six months ended November 30, 2010	For the year ended May 31, 2010
	(Unaudited)		(Unaudited)
Investment Activities:
Operations:
Net investment income/(loss)	$151,125	$308,201	$13,365	$4,403
Net realized gains/(losses) from investment transactions	28	(3,147)	38	8,117
Change in unrealized appreciation/depreciation from investments	—	—	—	—
Change in net assets resulting from operations	151,153	305,054	13,403	12,520
Dividends:
From net investment income:
Institutional Class Shares	(148,997)	(326,179)	(14,814)	(55,929)
Class A Shares	(2,135)	(3,061)	—	—
From net realized gains from investment transactions:
Institutional Class Shares	—	—	—	—
Class A Shares	—	—	—	—
Change in net assets from shareholder dividends	(151,132)	(329,240)	(14,814)	(55,929)
Change in net assets from capital transactions	(20,986,936)	(105,288,426)	(45,685,280)	50,524,652
Change in net assets	(20,986,915)	(105,312,612)	(45,686,691)	50,481,243
Net Assets:
Beginning of year	602,159,404	707,472,016	166,488,246	116,007,003
End of year	$581,172,489	$602,159,404	$120,801,555	$166,488,246
Accumulated (distributions in excess of) net investment income	$(505)	$(498)	$(2,751)	$(1,302)

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets (continued)

	The Short Term Government Income Fund		The Intermediate Term Income Fund
	For the six months ended November 30, 2010	For the year ended May 31, 2010	For the six months ended November 30, 2010	For the year ended May 31, 2010
	(Unaudited)		(Unaudited)
Investment Activities:
Operations:
Net investment income/(loss)	$500,933	$1,398,281	$1,373,408	$2,830,304
Net realized gains/ (losses) from investment transactions	23,853	8,067	68,183	50,763
Change in unrealized appreciation/ depreciation from investments	(63,467)	(7,860)	999,024	1,730,888
Change in net assets resulting from operations	461,319	1,398,488	2,440,615	4,611,955
Dividends:
From net investment income:
Institutional Class Shares	(487,530)	(1,293,929)	(1,242,862)	(2,546,111)
Class A Shares	(30,407)	(103,148)	(140,609)	(304,021)
From net realized gains from investment transactions:
Institutional Class Shares	—	—	—	(47,113)
Class A Shares	—	—	—	(6,003)
Change in net assets from shareholder dividends	(517,937)	(1,397,077)	(1,383,471)	(2,903,248)
Change in net assets from capital transactions	6,048,592	4,694,825	(1,168,925)	11,890,566
Change in net assets	5,991,974	4,696,236	(111,781)	13,599,273
Net Assets:
Beginning of year	86,511,928	81,815,692	76,647,564	63,048,291
End of year	$92,503,902	$86,511,928	$76,535,783	$76,647,564
Accumulated (distributions in excess of) net investment income	$9,872	$26,876	$(12,281)	$(2,218)

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets (continued)

	The Money Market Fund		The U.S. Treasury Money Market Fund
	For the six months ended November 30, 2010	For the year ended May 31, 2010	For the six months ended November 30, 2010	For the year ended May 31, 2010
	(Unaudited)		(Unaudited)
Capital Transactions:
Institutional Class Shares:
Proceeds from shares issued	$455,552,452	$981,388,931	$113,145,214	$378,434,619
Dividends reinvested	142	365	—	315
Cost of shares redeemed	(475,064,207)	(1,083,830,416)	(158,830,494)	(327,910,282)
Institutional Class Shares capital transactions	(19,511,613)	(102,441,120)	(45,685,280)	50,524,652
Class A Shares:
Proceeds from shares issued	1,807,536	7,903,153	—	—
Dividends reinvested	2,133	3,060	—	—
Cost of shares redeemed	(3,284,992)	(10,753,519)	—	—
Class A Shares capital transactions	(1,475,323)	(2,847,306)	—	—
Change in net assets from capital transactions	$(20,986,936)	$(105,288,426)	$(45,685,280)	$50,524,652
Share Transactions:
Institutional Class Shares:
Issued	455,552,452	981,388,931	113,145,214	378,434,619
Reinvested	142	365	—	315
Redeemed	(475,064,207)	(1,083,830,416)	(158,830,494)	(327,910,282)
Change in Institutional Class Shares	(19,511,613)	(102,441,120)	(45,685,280)	50,524,652
Class A Shares:
Issued	1,807,536	7,903,153	—	—
Reinvested	2,133	3,060	—	—
Redeemed	(3,284,992)	(10,753,519)	—	—
Change in Class A Shares	(1,475,323)	(2,847,306)	—	—
Change in shares	(20,986,936)	(105,288,426)	(45,685,280)	50,524,652

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets (continued)

	The Short Term Government Income Fund		The Intermediate Term Income Fund
	For the six months ended November 30, 2010	For the year ended May 31, 2010	For the six months ended November 30, 2010	For the year ended May 31, 2010
	(Unaudited)		(Unaudited)
Capital Transactions:
Institutional Class Shares:
Proceeds from shares issued	$13,769,874	$24,932,763	$6,477,338	$19,810,216
Dividends reinvested	147,043	432,369	378,054	876,788
Cost of shares redeemed	(7,134,311)	(20,309,308)	(8,326,052)	(8,774,309)
Institutional Class Shares capital transactions	6,782,606	5,055,824	(1,470,660)	11,912,695
Class A Shares:
Proceeds from shares issued	552,830	1,229,086	1,000,809	2,154,205
Dividends reinvested	29,978	101,946	137,316	294,917
Cost of shares redeemed	(1,316,822)	(1,692,031)	(836,390)	(2,471,251)
Class A Shares capital transactions	(734,014)	(360,999)	301,735	(22,129)
Change in net assets from capital transactions	$6,048,592	$4,694,825	$(1,168,925)	$11,890,566
Share Transactions:
Institutional Class Shares:
Issued	1,380,382	2,505,986	587,614	1,861,721
Reinvested	14,739	43,419	34,271	81,691
Redeemed	(715,493)	(2,043,577)	(758,406)	(822,895)
Change in Institutional Class Shares	679,628	505,828	(136,521)	1,120,517
Class A Shares:
Issued	55,467	123,554	90,787	200,846
Reinvested	3,007	10,243	12,456	27,506
Redeemed	(132,163)	(170,132)	(75,993)	(231,007)
Change in Class A Shares	(73,689)	(36,335)	27,250	(2,655)
Change in shares	605,939	469,493	(109,271)	1,117,862

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets (continued)

	The Strategic Dividend Fund		The Large Cap Equity Fund
	For the six months ended November 30, 2010	For the year ended May 31, 2010	For the six months ended November 30, 2010	For the year ended May 31, 2010
	(Unaudited)		(Unaudited)
Investment Activities:
Operations:
Net investment income/(loss)	$388,554	$756,736	$212,921	$374,579
Net realized gains/(losses) from investment transactions	(897,428)	56,526	1,983,437	(694,424)
Change in unrealized appreciation/depreciation from investments	4,081,966	3,943,319	2,197,766	6,896,701
Change in net assets resulting from operations	3,573,092	4,956,581	4,394,124	6,576,856
Dividends:
From net investment income:
Institutional Class Shares	(279,101)	(683,081)	(149,415)	(299,079)
Class A Shares	(25,730)	(34,742)	(49,557)	(80,602)
Class B Shares	—	—	(55)	(239)
Return of Capital:
Institutional Class Shares	—	—	—	—
Class A Shares	—	—	—	—
Change in net assets from shareholder dividends	(304,831)	(717,823)	(199,027)	(379,920)
Change in net assets from capital transactions	4,588,346	(2,667,306)	(7,544,630)	(1,356,888)
Change in net assets	7,856,607	1,571,452	(3,349,533)	4,840,048
Net Assets:
Beginning of year	25,973,298	24,401,846	49,916,268	45,076,220
End of year	$33,829,905	$25,973,298	$46,566,735	$49,916,268
Accumulated (distributions in excess of) net investment income	$91,850	$8,127	$24,332	$10,438

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets (continued)

	The Mid Cap Equity Fund		The Leaders Equity Fund
	For the six months ended November 30, 2010	For the year ended May 31, 2010	For the six months ended November 30, 2010	For the year ended May 31, 2010
	(Unaudited)		(Unaudited)
Investment Activities:
Operations:
Net investment income/(loss)	$32,697	$(65,150)	$(62,710)	$(153,842)
Net realized gains/ (losses) from investment transactions	1,905,269	1,771,463	1,336,736	3,712,077
Change in unrealized appreciation/ depreciation from investments	5,091,761	10,677,225	1,839,190	2,372,292
Change in net assets resulting from operations	7,029,727	12,383,538	3,113,216	5,930,527
Dividends:
From net investment income:
Institutional Class Shares	—	—	—	—
Class A Shares	—	—	—	—
Class B Shares	—	—	—	—
Return of Capital:
Institutional Class Shares	—	(53,671)	—	—
Class A Shares	—	(3,878)	—	—
Change in net assets from shareholder dividends	—	(57,549)	—	—
Change in net assets from capital transactions	(2,406,785)	660,165	(1,835,255)	(2,759,090)
Change in net assets	4,622,942	12,986,154	1,277,961	3,171,437
Net Assets:
Beginning of year	62,521,640	49,535,486	24,737,864	21,566,427
End of year	$67,144,582	$62,521,640	$26,015,825	$24,737,864
Accumulated (distributions in excess of) net investment income	$32,697	$—	$(62,710)	$—

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets (continued)

	The Strategic Dividend Fund		The Large Cap Equity Fund
	For the six months ended November 30, 2010	For the year ended May 31, 2010	For the six months ended November 30, 2010	For the year ended May 31, 2010
	(Unaudited)		(Unaudited)
Capital Transactions:
Institutional Class Shares:
Proceeds from shares issued	$5,547,243	$2,420,794	$2,243,211	$5,178,185
Dividends reinvested	78,327	194,557	86,217	168,174
Cost of shares redeemed	(2,419,620)	(5,254,172)	(9,686,080)	(5,599,726)
Institutional Class Shares capital transactions	3,205,950	(2,638,821)	(7,356,652)	(253,367)
Class A Shares:
Proceeds from shares issued	1,625,368	207,860	486,965	1,047,058
Dividends reinvested	18,576	34,693	43,222	80,119
Cost of shares redeemed	(261,548)	(271,038)	(701,516)	(2,158,861)
Class A Shares capital transactions	1,382,396	(28,485)	(171,329)	(1,031,684)
Class B Shares:
Proceeds from shares issued	—	—	799	1,505
Dividends reinvested	—	—	55	224
Cost of shares redeemed	—	—	(17,503)	(73,566)
Class B Shares capital transactions	—	—	(16,649)	(71,837)
Change in net assets from capital transactions	$4,588,346	$(2,667,306)	$(7,544,630)	$(1,356,888)
Share Transactions:
Institutional Class Shares:
Issued	591,223	275,632	297,584	692,190
Reinvested	8,290	21,329	11,496	22,857
Redeemed	(250,502)	(600,411)	(1,199,952)	(757,989)
Change in Institutional Class Shares	349,011	(303,450)	(890,872)	(42,942)
Class A Shares:
Issued	164,809	23,291	63,431	143,196
Reinvested	1,941	3,799	5,830	11,073
Redeemed	(25,965)	(30,872)	(93,091)	(296,322)
Change in Class A Shares	140,785	(3,782)	(23,830)	(142,053)
Class B Shares:
Issued	—	—	117	228
Reinvested	—	—	8	34
Redeemed	—	—	(2,587)	(11,068)
Change in Class B Shares	—	—	(2,462)	(10,806)
Change in shares	489,796	(307,232)	(917,164)	(195,801)

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets (continued)

	The Mid Cap Equity Fund		The Leaders Equity Fund
	For the six months ended November 30, 2010	For the year ended May 31, 2010	For the six months ended November 30, 2010	For the year ended May 31, 2010
	(Unaudited)		(Unaudited)
Capital Transactions:
Institutional Class Shares:
Proceeds from shares issued	$11,384,525	$13,885,336	$783,795	$1,360,716
Dividends reinvested	—	30,676	—	—
Cost of shares redeemed	(12,673,368)	(11,588,389)	(2,596,088)	(3,949,958)
Institutional Class Shares capital transactions	(1,288,843)	2,327,623	(1,812,293)	(2,589,242)
Class A Shares:
Proceeds from shares issued	555,902	1,436,858	146,193	274,592
Dividends reinvested	—	3,851	—	—
Cost of shares redeemed	(1,633,860)	(3,027,996)	(160,436)	(413,488)
Class A Shares capital transactions	(1,077,958)	(1,587,287)	(14,243)	(138,896)
Class B Shares:
Proceeds from shares issued	5,424	13,359	2,200	2,400
Dividends reinvested	—	—	—	—
Cost of shares redeemed	(45,408)	(93,530)	(10,919)	(33,352)
Class B Shares capital transactions	(39,984)	(80,171)	(8,719)	(30,952)
Change in net assets from capital transactions	$(2,406,785)	$660,165	$(1,835,255)	$(2,759,090)
Share Transactions:
Institutional Class Shares:
Issued	1,200,743	1,589,391	116,499	242,402
Reinvested	—	3,559	—	—
Redeemed	(1,417,572)	(1,355,050)	(381,609)	(661,257)
Change in Institutional Class Shares	(216,829)	237,900	(265,110)	(418,855)
Class A Shares:
Issued	61,710	178,195	21,534	45,185
Reinvested	—	465	—	—
Redeemed	(187,857)	(368,194)	(25,098)	(73,535)
Change in Class A Shares	(126,147)	(189,534)	(3,564)	(28,350)
Class B Shares:
Issued	736	1,963	351	456
Reinvested	—	—	—	—
Redeemed	(5,731)	(14,320)	(1,903)	(6,761)
Change in Class B Shares	(4,995)	(12,357)	(1,552)	(6,305)
Change in shares	(347,970)	36,009	(270,226)	(453,510)

See notes to financial statements.

Performance Funds Trust
The Money Market Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities						Dividends
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains/ (Losses) on Investments		Total from Investment Activities		Net Investment Income		Total Dividends
Institutional Class Shares
Six Months Ended November 30, 2010 (Unaudited)	$1.00	$	—*	$	—*	$	—*	$	—*	$	—*
Year Ended May 31, 2010	$1.00	$	—*	$	—*	$	—*	$	—*	$	—*
Year Ended May 31, 2009	$1.00		$0.01	$	—*		$0.01		$(0.01)		$(0.01)
Year Ended May 31, 2008	$1.00		$0.04	$	—*		$0.04		$(0.04)		$(0.04)
Year Ended May 31, 2007	$1.00		$0.05	$	—*		$0.05		$(0.05)		$(0.05)
Year Ended May 31, 2006	$1.00		$0.04	$	—*		$0.04		$(0.04)		$(0.04)
Class A Shares
Six Months Ended November 30, 2010 (Unaudited)	$1.00	$	—*	$	—*	$	—*	$	—*	$	—*
Year Ended May 31, 2010	$1.00	$	—*	$	—*	$	—*	$	—*	$	—*
Year Ended May 31, 2009	$1.00		$0.01	$	—*		$0.01		$(0.01)		$(0.01)
Year Ended May 31, 2008	$1.00		$0.03	$	—*		$0.03		$(0.03)		$(0.03)
Year Ended May 31, 2007	$1.00		$0.05	$	—*		$0.05		$(0.05)		$(0.05)
Year Ended May 31, 2006	$1.00		$0.03	$	—*		$0.03		$(0.03)		$(0.03)

*	Less than $0.005 per share.
(a)	Not annualized for periods less than one year.
(b)	During the six months ended November 30, 2010, the Fund received monies related to the BISYS Fair Fund distribution. The distribution related to past marketing arrangements. Had this payment not been received, the Total Return and the Ratio of Net Investment Income to Average Net Assets would have been lower by 0.01% and 0.02%, respectively.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

See notes to financial statements.

Performance Funds Trust
The Money Market Fund (continued)
Financial Highlights

	Net Asset Value, End of Period	Total Return(a)(b)	Net Assets at End of Period (000’s)	Ratio of Expenses to Average Net Assets(c)	Ratio of Net Investment Income to Average Net Assets(b)(d)	Ratio of Expenses to Average Net Assets(c)(d)
Institutional Class Shares
Six Months Ended November 30, 2010 (Unaudited)	$1.00	0.02%	$570,928	0.14%	0.05%	0.50%
Year Ended May 31, 2010	$1.00	0.05%	$590,439	0.24%	0.05%	0.50%
Year Ended May 31, 2009	$1.00	0.97%	$692,904	0.48%	0.96%	0.52%
Year Ended May 31, 2008	$1.00	3.78%	$695,529	0.48%	3.56%	0.52%
Year Ended May 31, 2007	$1.00	4.86%	$451,062	0.48%	4.75%	0.52%
Year Ended May 31, 2006	$1.00	3.58%	$478,886	0.47%	3.54%	0.51%
Class A Shares
Six Months Ended November 30, 2010 (Unaudited)	$1.00	0.02%	$10,245	0.15%	0.04%	0.85%
Year Ended May 31, 2010	$1.00	0.02%	$11,720	0.26%	0.02%	0.85%
Year Ended May 31, 2009	$1.00	0.78%	$14,568	0.67%	0.87%	0.87%
Year Ended May 31, 2008	$1.00	3.52%	$22,338	0.73%	3.49%	0.87%
Year Ended May 31, 2007	$1.00	4.60%	$29,016	0.73%	4.50%	0.87%
Year Ended May 31, 2006	$1.00	3.32%	$37,955	0.72%	3.28%	0.86%

See notes to financial statements.

Performance Funds Trust
The U.S. Treasury Money Market Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities						Dividends
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains on Investments		Total from Investment Activities		Net Investment Income		Total Dividends
The U.S. Treasury Money Market Fund Institutional Class Shares
Six Months Ended November 30, 2010 (Unaudited)	$1.00	$	—*	$	—*	$	—*	$	—*	$	—*
Year Ended May 31, 2010	$1.00	$	—*	$	—*	$	—*	$	—*	$	—*
Year Ended May 31, 2009	$1.00		$0.01	$	—*		$0.01		$(0.01)		$(0.01)
Period Ended May 31, 2008(e)	$1.00		$0.02	$	—*		$0.02		$(0.02)		$(0.02)

*	Less than $0.005 per share.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would be as indicated.
(d)	Less than 0.01%.
(e)	Fund commenced operations on September 18, 2007.

See notes to financial statements.

Performance Funds Trust
The U.S. Treasury Money Market Fund (continued)
Financial Highlights

	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (000’s)	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses to Average Net Assets(b)(c)
The U.S. Treasury Money Market Fund Institutional Class Shares
Six Months Ended November 30, 2010 (Unaudited)	$1.00	0.01%	$120,802	0.13%	0.02%	0.51%
Year Ended May 31, 2010	$1.00	0.03%	$166,488	0.11%	—%(d)	0.50%
Year Ended May 31, 2009	$1.00	0.54%	$116,007	0.25%	0.50%	0.52%
Period Ended May 31, 2008(e)	$1.00	1.68%	$141,950	0.36%	2.32%	0.56%

See notes to financial statements.

Performance Funds Trust
The Short Term Government Income Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities				Dividends
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains/ (Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Dividends
Institutional Class Shares
Six Months Ended November 30, 2010 (Unaudited)	$9.96	$0.06	$	—*	$0.06	$(0.06)	$(0.06)
Year Ended May 31, 2010	$9.96	$0.18	$	—*	$0.18	$(0.18)	$(0.18)
Year Ended May 31, 2009	$9.92	$0.33		$0.04	$0.37	$(0.33)	$(0.33)
Year Ended May 31, 2008	$9.71	$0.38		$0.21	$0.59	$(0.38)	$(0.38)
Year Ended May 31, 2007	$9.66	$0.35		$0.07	$0.42	$(0.37)	$(0.37)
Year Ended May 31, 2006	$9.83	$0.29		$(0.15)	$0.14	$(0.31)	$(0.31)
Class A Shares
Six Months Ended November 30, 2010 (Unaudited)	$9.96	$0.05		$(0.01)	$0.04	$(0.05)	$(0.05)
Year Ended May 31, 2010	$9.95	$0.16		$0.01	$0.17	$(0.16)	$(0.16)
Year Ended May 31, 2009	$9.92	$0.31		$0.03	$0.34	$(0.31)	$(0.31)
Year Ended May 31, 2008	$9.70	$0.36		$0.22	$0.58	$(0.36)	$(0.36)
Year Ended May 31, 2007	$9.65	$0.33		$0.07	$0.40	$(0.35)	$(0.35)
Year Ended May 31, 2006	$9.82	$0.28		$(0.15)	$0.13	$(0.30)	$(0.30)

*	Less than $0.005 per share.
(a)	During the period ended May 31, 2008, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio and net income ratio was 0.05% and 0.05% for Institutional Class Shares and Class A Shares, respectively. The impact to the total return was 0.05%.
(b)	Not annualized for periods less than one year.
(c)	During the six months ended November 30, 2010, the Fund received monies related to the BISYS Fair Fund distribution. The distribution related to past marketing arrangements. Had this payment not been received, the Total Return and the Ratio of Net Investment Income to Average Net Assets would have been lower by 0.01% and 0.02%, respectively.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.
(f)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Performance Funds Trust
The Short Term Government Income Fund (continued)
Financial Highlights

	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)(b)(c)	Net Assets at End of Period (000’s)	Ratio of Expenses to Average Net Assets(a)(d)	Ratio of Net Investment Income to Average Net Assets(a)(c)(d)	Ratio of Expenses to Average Net Assets(d)(e)	Portfolio Turnover(f)
Institutional Class Shares
Six Months Ended November 30, 2010 (Unaudited)	$9.96	0.60%	$86,937	0.71%	1.15%	0.71%	3.15%
Year Ended May 31, 2010	$9.96	1.81%	$80,209	0.72%	1.78%	0.72%	66.00%
Year Ended May 31, 2009	$9.96	3.75%	$75,152	0.74%	3.27%	0.74%	31.95%
Year Ended May 31, 2008	$9.92	6.14%	$64,546	0.77%	3.76%	0.81%	28.90%
Year Ended May 31, 2007	$9.71	4.44%	$63,663	0.77%	3.64%	0.77%	37.78%
Year Ended May 31, 2006	$9.66	1.48%	$102,892	0.74%	2.95%	0.74%	35.38%
Class A Shares
Six Months Ended November 30, 2010 (Unaudited)	$9.95	0.40%	$5,567	0.90%	0.97%	1.00%	3.15%
Year Ended May 31, 2010	$9.96	1.72%	$6,303	0.90%	1.62%	1.00%	66.00%
Year Ended May 31, 2009	$9.95	3.45%	$6,664	0.92%	3.07%	1.02%	31.95%
Year Ended May 31, 2008	$9.92	6.07%	$4,980	0.94%	3.60%	1.09%	28.90%
Year Ended May 31, 2007	$9.70	4.25%	$5,245	0.95%	3.47%	1.05%	37.78%
Year Ended May 31, 2006	$9.65	1.30%	$6,254	0.93%	2.75%	1.02%	35.38%

See notes to financial statements.

Performance Funds Trust
The Intermediate Term Income Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities			Dividends
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains/(Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Dividends
Institutional Class Shares
Six Months Ended November 30, 2010 (Unaudited)	$10.84	$0.20	$0.15	$0.35	$(0.20)	$—	$(0.20)
Year Ended May 31, 2010	$10.59	$0.44	$0.26	$0.70	$(0.44)	$(0.01)	$(0.45)
Year Ended May 31, 2009	$10.26	$0.43	$0.34	$0.77	$(0.44)	$—	$(0.44)
Year Ended May 31, 2008	$9.99	$0.45	$0.27	$0.72	$(0.45)	$—	$(0.45)
Year Ended May 31, 2007	$9.95	$0.46	$0.04	$0.50	$(0.46)	$—	$(0.46)
Year Ended May 31, 2006	$10.45	$0.48	$(0.50)	$(0.02)	$(0.48)	$—	$(0.48)
Class A Shares
Six Months Ended November 30, 2010 (Unaudited)	$10.83	$0.19	$0.15	$0.34	$(0.19)	$—	$(0.19)
Year Ended May 31, 2010	$10.58	$0.41	$0.26	$0.67	$(0.41)	$(0.01)	$(0.42)
Year Ended May 31, 2009	$10.25	$0.41	$0.34	$0.75	$(0.42)	$—	$(0.42)
Year Ended May 31, 2008	$9.98	$0.44	$0.27	$0.71	$(0.44)	$—	$(0.44)
Year Ended May 31, 2007	$9.94	$0.45	$0.04	$0.49	$(0.45)	$—	$(0.45)
Year Ended May 31, 2006	$10.44	$0.46	$(0.50)	$(0.04)	$(0.46)	$—	$(0.46)

*	Less than $0.005 per share.
(a)	Not annualized for periods less than one year.
(b)	During the period ended May 31, 2008, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio and net income ratio was 0.05% and 0.05% for Institutional Class Shares and Class A Shares, respectively. The impact to the total return was 0.05%.
(c)	During the six months ended November 30, 2010, the Fund received monies related to the BISYS Fair Fund distribution. The distribution related to past marketing arrangements. Had this payment not been received, the Total Return and the Ratio of Net Investment Income to Average Net Assets would have been lower by 0.01% and 0.03%, respectively.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.
(f)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Performance Funds Trust
The Intermediate Term Income Fund
Financial Highlights

	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)(b)(c)	Net Assets at End of Period (000’s)	Ratio of Expenses to Average Net Assets(b)(d)	Ratio of Net Investment Income to Average Net Asset(b)(c)(d)	Ratio of Expenses to Average Net Assets(d)(e)	Portfolio Turnover(f)
Institutional Class Shares
Six Months Ended November 30, 2010 (Unaudited)	$10.99	3.23%	$68,305	0.80%	3.59%	0.84%	6.01%
Year Ended May 31, 2010	$10.84	6.67%	$68,827	0.80%	4.03%	0.84%	11.62%
Year Ended May 31, 2009	$10.59	7.71%	$55,380	0.81%	4.20%	0.85%	3.88%
Year Ended May 31, 2008	$10.26	7.34%	$70,700	0.81%	4.41%	0.90%	10.56%
Year Ended May 31, 2007	$9.99	5.12%	$78,322	0.86%	4.50%	0.90%	5.62%
Year Ended May 31, 2006	$9.95	(0.22)%	$41,187	0.87%	4.65%	0.92%	1.56%
Class A Shares
Six Months Ended November 30, 2010 (Unaudited)	$10.98	3.14%	$8,231	0.98%	3.40%	1.12%	6.01%
Year Ended May 31, 2010	$10.83	6.47%	$7,820	0.98%	3.85%	1.12%	11.62%
Year Ended May 31, 2009	$10.58	7.51%	$7,668	1.00%	4.00%	1.14%	3.88%
Year Ended May 31, 2008	$10.25	7.16%	$6,233	0.98%	4.23%	1.17%	10.56%
Year Ended May 31, 2007	$9.98	4.94%	$6,173	0.98%	4.40%	1.12%	5.62%
Year Ended May 31, 2006	$9.94	(0.39)%	$6,628	1.04%	4.48%	1.19%	1.56%

See notes to financial statements.

Performance Funds Trust
The Strategic Dividend Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains/(Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital	Net Realized Gains	Total Dividends
Institutional Class Shares
Six Months Ended November 30, 2010 (Unaudited)	$8.98	$0.13		$1.00	$1.13	$(0.10)	$—	$—	$(0.10)
Year Ended May 31, 2010	$7.63	$0.26		$1.34	$1.60	$(0.25)	$—	$—	$(0.25)
Year Ended May 31, 2009	$11.81	$0.26		$(3.91)	$(3.65)	$(0.22)	$(0.07)	$(0.24)	$(0.53)
Year Ended May 31, 2008	$12.58	$0.33	(e)	$(0.38)	$(0.05)	$(0.33)	$—	$(0.39)	$(0.72)
Year Ended May 31, 2007	$10.77	$0.28		$1.96	$2.24	$(0.30)	$—	$(0.13)	$(0.43)
Year Ended May 31, 2006	$10.23	$0.31		$0.57	$0.88	$(0.27)	$(0.03)	$(0.04)	$(0.34)
Class A Shares
Six Months Ended November 30, 2010 (Unaudited)	$9.00	$0.08		$1.02	$1.10	$(0.08)	$—	$—	$(0.08)
Year Ended May 31, 2010	$7.64	$0.24		$1.35	$1.59	$(0.23)	$—	$—	$(0.23)
Year Ended May 31, 2009	$11.83	$0.25		$(3.92)	$(3.67)	$(0.21)	$(0.07)	$(0.24)	$(0.52)
Year Ended May 31, 2008	$12.60	$0.30	(e)	$(0.38)	$(0.08)	$(0.30)	$—	$(0.39)	$(0.69)
Year Ended May 31, 2007	$10.78	$0.25		$1.96	$2.21	$(0.26)	$—	$(0.13)	$(0.39)
Year Ended May 31, 2006	$10.23	$0.30		$0.57	$0.87	$(0.25)	$(0.03)	$(0.04)	$(0.32)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would be as indicated.
(d)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(e)	Amounts calculated using the daily average shares method.

See notes to financial statements.

Performance Funds Trust
The Strategic Dividend Fund (continued)
Financial Highlights

	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses to Average Net Assets(b)(c)	Portfolio Turnover(d)
Institutional Class Shares
Six Months Ended November 30, 2010 (Unaudited)	$10.01	12.61%	$30,829	0.95%	2.57%	1.18%	9.65%
Year Ended May 31, 2010	$8.98	20.90%	$24,544	0.95%	2.86%	1.22%	4.00%
Year Ended May 31, 2009	$7.63	(30.84)%	$23,158	0.95%	3.13%	1.20%	8.05%
Year Ended May 31, 2008	$11.81	(0.27)%	$50,145	0.95%	2.81%	1.17%	6.61%
Year Ended May 31, 2007	$12.58	21.25%	$54,103	0.95%	2.56%	1.13%	17.04%
Year Ended May 31, 2006	$10.77	8.67%	$32,250	0.95%	2.89%	1.17%	8.92%
Class A Shares
Six Months Ended November 30, 2010 (Unaudited)	$10.02	12.33%	$3,001	1.20%	2.32%	1.46%	9.65%
Year Ended May 31, 2010	$9.00	20.79%	$1,429	1.20%	2.62%	1.50%	4.00%
Year Ended May 31, 2009	$7.64	(31.02)%	$1,243	1.20%	2.97%	1.48%	8.05%
Year Ended May 31, 2008	$11.83	(0.48)%	$1,279	1.20%	2.55%	1.44%	6.61%
Year Ended May 31, 2007	$12.60	20.89%	$1,924	1.20%	2.28%	1.41%	17.04%
Year Ended May 31, 2006	$10.78	8.53%	$1,373	1.20%	2.73%	1.52%	8.92%

See notes to financial statements.

Performance Funds Trust
The Large Cap Equity Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities				Dividends
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized and Unrealized Gains/(Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Dividends
Institutional Class Shares
Six Months Ended November 30, 2010 (Unaudited)	$7.46		$0.04	$0.60	$0.64	$(0.03)	$—	$(0.03)
Year Ended May 31, 2010	$6.55		$0.06	$0.91	$0.97	$(0.06)	$—	$(0.06)
Year Ended May 31, 2009	$10.03		$0.08	$(3.48)	$(3.40)	$(0.08)	$—	$(0.08)
Year Ended May 31, 2008	$12.43		$0.06	$(0.61)	$(0.55)	$(0.06)	$(1.79)	$(1.85)
Year Ended May 31, 2007	$14.21		$0.09	$1.87	$1.96	$(0.10)	$(3.64)	$(3.74)
Year Ended May 31, 2006	$15.12		$0.05	$1.44	$1.49	$(0.04)	$(2.36)	$(2.40)
Class A Shares
Six Months Ended November 30, 2010 (Unaudited)	$7.34		$0.03	$0.59	$0.62	$(0.03)	$—	$(0.03)
Year Ended May 31, 2010	$6.45		$0.05	$0.89	$0.94	$(0.05)	$—	$(0.05)
Year Ended May 31, 2009	$9.88		$0.07	$(3.43)	$(3.36)	$(0.07)	$—	$(0.07)
Year Ended May 31, 2008	$12.28		$0.05	$(0.61)	$(0.56)	$(0.05)	$(1.79)	$(1.84)
Year Ended May 31, 2007	$14.08		$0.07	$1.85	$1.92	$(0.08)	$(3.64)	$(3.72)
Year Ended May 31, 2006	$15.01		$0.03	$1.43	$1.46	$(0.03)	$(2.36)	$(2.39)
Class B Shares
Six Months Ended November 30, 2010 (Unaudited)	$6.63	$	—*	$0.53	$0.53	$(0.01)	$—	$(0.01)
Year Ended May 31, 2010	$5.84		$(0.02)	$0.82	$0.80	$(0.01)	$—	$(0.01)
Year Ended May 31, 2009	$8.97	$	—*	$(3.10)	$(3.10)	$(0.03)	$—	$(0.03)
Year Ended May 31, 2008	$11.38		$(0.07)	$(0.52)	$(0.59)	$(0.03)	$(1.79)	$(1.82)
Year Ended May 31, 2007	$13.34		$(0.04)	$1.75	$1.71	$(0.03)	$(3.64)	$(3.67)
Year Ended May 31, 2006	$14.42		$(0.08)	$1.36	$1.28	$—	$(2.36)	$(2.36)

*	Less than $0.005 per share.
(a)	Not annualized for periods less than one year.
(b)	During the period ended May 31, 2008, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio and net income ratio was 0.05%, 0.05% and 0.05% for Institutional Class Shares, Class A Shares and Class B Shares, respectively. The impact to the total return was 0.05%.
(c)	During the six months ended November 30, 2010, the Fund received monies related to the BISYS Fair Fund distribution. The distribution related to past marketing arrangements. Had this payment not been received, the Total Return and the Ratio of Net Investment Income/(Loss) to Average Net Assets would have been lower by 0.04% and 0.08%, respectively.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.
(f)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Performance Funds Trust
The Large Cap Equity Fund (continued)
Financial Highlights

	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)(b)(c)	Net Assets at End of Period (000’s)	Ratio of Expenses to Average Net Assets(b)(d)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)(c)(d)	Ratio of Expenses to Average Net Assets(d)(e)	Portfolio Turnover(f)
Institutional Class Shares
Six Months Ended November 30, 2010 (Unaudited)	$8.07	8.65%	$33,495	1.06%	0.90%	1.06%	19.00%
Year Ended May 31, 2010	$7.46	14.82%	$37,628	1.07%	0.81%	1.07%	46.81%
Year Ended May 31, 2009	$6.55	(33.93)%	$33,308	1.07%	1.16%	1.07%	57.10%
Year Ended May 31, 2008	$10.03	(5.27)%	$44,461	1.09%	0.61%	1.14%	51.79%
Year Ended May 31, 2007	$12.43	16.30%	$39,081	1.08%	0.75%	1.08%	108.51%
Year Ended May 31, 2006	$14.21	10.12%	$52,782	1.04%	0.38%	1.04%	79.00%
Class A Shares
Six Months Ended November 30, 2010 (Unaudited)	$7.93	8.42%	$13,011	1.26%	0.71%	1.36%	19.00%
Year Ended May 31, 2010	$7.34	14.54%	$12,216	1.27%	0.61%	1.37%	46.81%
Year Ended May 31, 2009	$6.45	(34.06)%	$11,642	1.27%	0.93%	1.37%	57.10%
Year Ended May 31, 2008	$9.88	(5.44)%	$19,709	1.26%	0.43%	1.41%	51.79%
Year Ended May 31, 2007	$12.28	16.15%	$23,711	1.26%	0.54%	1.36%	108.51%
Year Ended May 31, 2006	$14.08	9.93%	$25,971	1.21%	0.20%	1.31%	79.00%
Class B Shares
Six Months Ended November 30, 2010 (Unaudited)	$7.15	7.94%	$60	2.00%	(0.05)%	2.00%	19.00%
Year Ended May 31, 2010	$6.63	13.77%	$72	2.02%	(0.13)%	2.02%	46.81%
Year Ended May 31, 2009	$5.84	(34.53)%	$126	2.02%	0.11%	2.02%	57.10%
Year Ended May 31, 2008	$8.97	(6.19)%	$348	2.01%	(0.36)%	2.07%	51.79%
Year Ended May 31, 2007	$11.38	15.32%	$1,104	1.99%	(0.16)%	1.99%	108.51%
Year Ended May 31, 2006	$13.34	9.04%	$2,334	1.96%	(0.54)%	1.96%	79.00%

See notes to financial statements.

Performance Funds Trust
The Mid Cap Equity Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities				Dividends
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)		Net Realized and Unrealized Gains/(Losses) on Investments	Total from Investment Activities	Net Investment Income		Return of Capital		Net Realized Gains	Total Dividends
Institutional Class Shares
Six Months Ended November 30, 2010 (Unaudited)	$9.07		$0.01	$1.17	$1.18		$—		$—	$—		$—
Year Ended May 31, 2010	$7.23	$	— *	$1.85	$1.85		$—		$(0.01)	$—		$(0.01)
Year Ended May 31, 2009	$14.34	$	— *	$(6.68)	$(6.68)		$—	$	— *	$(0.43)		$(0.43)
Year Ended May 31, 2008	$14.72		$(0.04)	$1.01	$0.97	$	— *		$—	$(1.35)		$(1.35)
Year Ended May 31, 2007	$15.65		$(0.02)	$2.26	$2.24		$(0.02)		$—	$(3.15)		$(3.17)
Year Ended May 31, 2006	$15.97		$(0.01)	$1.98	$1.97	$	— *		$—	$(2.29)		$(2.29)
Class A Shares
Six Months Ended November 30, 2010 (Unaudited)	$8.70	$	— *	$1.12	$1.12		$—		$—	$—		$—
Year Ended May 31, 2010	$6.94		$(0.02)	$1.78	$1.76		$—	$	— *	$—	$	— *
Year Ended May 31, 2009	$13.82		$(0.02)	$(6.43)	$(6.45)		$—	$	— *	$(0.43)		$(0.43)
Year Ended May 31, 2008	$14.26		$(0.06)	$0.97	$0.91		$—		$—	$(1.35)		$(1.35)
Year Ended May 31, 2007	$15.27		$(0.06)	$2.21	$2.15		$(0.01)		$—	$(3.15)		$(3.16)
Year Ended May 31, 2006	$15.66		$(0.04)	$1.94	$1.90		$—		$—	$(2.29)		$(2.29)
Class B Shares
Six Months Ended November 30, 2010 (Unaudited)	$7.37		$(0.03)	$0.95	$0.92		$—		$—	$—		$—
Year Ended May 31, 2010	$5.93		$(0.08)	$1.52	$1.44		$—		$—	$—		$—
Year Ended May 31, 2009	$12.01		$(0.07)	$(5.58)	$(5.65)		$—		$—	$(0.43)		$(0.43)
Year Ended May 31, 2008	$12.65		$(0.17)	$0.88	$0.71		$—		$—	$(1.35)		$(1.35)
Year Ended May 31, 2007	$14.00		$(0.16)	$1.97	$1.81		$(0.01)		$—	$(3.15)		$(3.16)
Year Ended May 31, 2006	$14.62		$(0.14)	$1.81	$1.67		$—		$—	$(2.29)		$(2.29)

*	Less than $0.005 per share.
(a)	Not annualized for periods less than one year.
(b)	During the period ended May 31, 2008, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio and net income ratio was 0.05%, 0.05% and 0.05% for Institutional Class Shares, Class A Shares and Class B Shares, respectively. The impact to the total return was 0.05%.
(c)	During the six months ended November 30, 2010, the Fund received monies related to the BISYS Fair Fund distribution. The distribution related to past marketing arrangements. Had this payment not been received, the Total Return and the Ratio of Net Investment Income/(Loss) to Average Net Assets would have been lower by 0.02% and 0.04%, respectively.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.
(f)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(g)	Less than 0.01%.

See notes to financial statements.

Performance Funds Trust
The Mid Cap Equity Fund (continued)
Financial Highlights

	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)(b)(c)	Net Assets at End of Period (000’s)	Ratio of Expenses to Average Net Assets(b)(d)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)(c)(d)	Ratio of Expenses to Average Net Assets(d)(e)	Portfolio Turnover(f)
Institutional Class Shares
Six Months Ended November 30, 2010 (Unaudited)	$10.25	13.01%	$50,904	1.16%	0.16%	1.16%	32.86%
Year Ended May 31, 2010	$9.07	25.61%	$47,005	1.17%	(0.06)%	1.17%	74.07%
Year Ended May 31, 2009	$7.23	(46.47)%	$35,761	1.14%	0.02%	1.14%	117.36%
Year Ended May 31, 2008	$14.34	6.85%	$71,496	1.15%	(0.31)%	1.20%	63.22%
Year Ended May 31, 2007	$14.72	17.58%	$59,283	1.20%	(0.24)%	1.20%	66.55%
Year Ended May 31, 2006	$15.65	12.50%	$74,275	1.14%	(0.08)%	1.14%	79.67%
Class A Shares
Six Months Ended November 30, 2010 (Unaudited)	$9.82	12.87%	$15,932	1.36%	—% (g)	1.46%	32.86%
Year Ended May 31, 2010	$8.70	25.39%	$15,205	1.37%	(0.25)%	1.47%	74.07%
Year Ended May 31, 2009	$6.94	(46.57)%	$13,451	1.33%	(0.20)%	1.43%	117.36%
Year Ended May 31, 2008	$13.82	6.64%	$26,637	1.32%	(0.48)%	1.47%	63.22%
Year Ended May 31, 2007	$14.26	17.46%	$25,851	1.37%	(0.40)%	1.47%	66.55%
Year Ended May 31, 2006	$15.27	12.28%	$28,752	1.32%	(0.26)%	1.42%	79.67%
Class B Shares
Six Months Ended November 30, 2010 (Unaudited)	$8.29	12.48%	$308	2.11%	(0.78)%	2.11%	32.86%
Year Ended May 31, 2010	$7.37	24.28%	$311	2.12%	(1.00)%	2.12%	74.07%
Year Ended May 31, 2009	$5.93	(46.95)%	$323	2.08%	(0.95)%	2.08%	117.36%
Year Ended May 31, 2008	$12.01	5.86%	$711	2.07%	(1.22)%	2.12%	63.22%
Year Ended May 31, 2007	$12.65	16.46%	$1,028	2.13%	(1.15)%	2.13%	66.55%
Year Ended May 31, 2006	$14.00	11.53%	$1,412	2.06%	(1.01)%	2.06%	79.67%

See notes to financial statements.

Performance Funds Trust
The Leaders Equity Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities			Dividends
	Net Asset Value, Beginning of Period	Net Investment Loss	Net Realized and Unrealized Gains/(Losses) on Investments	Total from Investment Activities	Return of Capital	Net Realized Gains	Total Dividends
Institutional Class Shares
Six Months Ended November 30, 2010 (Unaudited)	$6.53	$(0.02)	$0.88	$0.86	$—	$—	$—
Year Ended May 31, 2010	$5.08	$(0.04)	$1.49	$1.45	$—	$—	$—
Year Ended May 31, 2009	$9.45	$(0.03)	$(4.34)	$(4.37)	$—	$—	$—
Year Ended May 31, 2008	$10.56	$(0.04)	$0.01	$(0.03)	$(0.03)	$(1.05)	$(1.08)
Year Ended May 31, 2007	$9.75	$(0.02)	$1.55	$1.53	$—	$(0.72)	$(0.72)
Year Ended May 31, 2006	$8.11	$(0.04)	$1.68	$1.64	$—	$—	$—
Class A Shares
Six Months Ended November 30, 2010 (Unaudited)	$6.35	$(0.02)	$0.86	$0.84	$—	$—	$—
Year Ended May 31, 2010	$4.96	$(0.05)	$1.44	$1.39	$—	$—	$—
Year Ended May 31, 2009	$9.24	$(0.04)	$(4.24)	$(4.28)	$—	$—	$—
Year Ended May 31, 2008	$10.38	$(0.07)	$0.01	$(0.06)	$(0.03)	$(1.05)	$(1.08)
Year Ended May 31, 2007	$9.63	$(0.05)	$1.52	$1.47	$—	$(0.72)	$(0.72)
Year Ended May 31, 2006	$8.02	$(0.05)	$1.66	$1.61	$—	$—	$—
Class B Shares
Six Months Ended November 30, 2010 (Unaudited)	$5.84	$(0.05)	$0.79	$0.74	$—	$—	$—
Year Ended May 31, 2010	$4.59	$(0.10)	$1.35	$1.25	$—	$—	$—
Year Ended May 31, 2009	$8.62	$(0.10)	$(3.93)	$(4.03)	$—	$—	$—
Year Ended May 31, 2008	$9.82	$(0.15)	$0.03	$(0.12)	$(0.03)	$(1.05)	$(1.08)
Year Ended May 31, 2007	$9.21	$(0.14)	$1.47	$1.33	$—	$(0.72)	$(0.72)
Year Ended May 31, 2006	$7.73	$(0.12)	$1.60	$1.48	$—	$—	$—

*	Less than $0.005 per share.
(a)	Not annualized for periods less than one year.
(b)	During the period ended May 31, 2008, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio and net income ratio was 0.05%, 0.05% and 0.05% for Institutional Class Shares, Class A Shares and Class B Shares, respectively. The impact to the total return was 0.05%.
(c)	During the six months ended November 30, 2010, the Fund received monies related to the BISYS Fair Fund distribution. The distribution related to past marketing arrangements. Had this payment not been received, the Total Return and the Ratio of Net Investment Loss to Average Net Assets would have been lower by 0.01% and 0.02%, respectively.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would be as indicated.
(f)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Performance Funds Trust
The Leaders Equity Fund (continued)
Financial Highlights

	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)(b)(c)	Net Assets at End of Period (000’s)	Ratio of Expenses to Average Net Assets(b)(d)	Ratio of Net Investment Loss to Average Net Assets(b)(c)(d)	Ratio of Expenses to Average Net Assets(d)(e)	Portfolio Turnover(f)
Institutional Class Shares
Six Months Ended November 30, 2010 (Unaudited)	$7.39	13.17%	$24,211	1.25%	(0.49)%	1.56%	76.40%
Year Ended May 31, 2010	$6.53	28.54%	$23,110	1.25%	(0.63)%	1.57%	121.53%
Year Ended May 31, 2009	$5.08	(46.24)%	$20,126	1.25%	(0.35)%	1.48%	152.98%
Year Ended May 31, 2008	$9.45	(0.94)%	$53,353	1.20%	(0.48)%	1.49%	135.97%
Year Ended May 31, 2007	$10.56	16.77%	$49,767	1.25%	(0.22)%	1.48%	151.32%
Year Ended May 31, 2006	$9.75	20.22%	$50,064	1.25%	(0.39)%	1.48%	141.77%
Class A Shares
Six Months Ended November 30, 2010 (Unaudited)	$7.19	13.23%	$1,725	1.50%	(0.74)%	1.86%	76.40%
Year Ended May 31, 2010	$6.35	28.02%	$1,547	1.50%	(0.87)%	1.87%	121.53%
Year Ended May 31, 2009	$4.96	(46.32)%	$1,349	1.50%	(0.60)%	1.77%	152.98%
Year Ended May 31, 2008	$9.24	(1.26)%	$2,690	1.45%	(0.73)%	1.77%	135.97%
Year Ended May 31, 2007	$10.38	16.35%	$2,788	1.50%	(0.47)%	1.75%	151.32%
Year Ended May 31, 2006	$9.63	20.07%	$3,183	1.50%	(0.66)%	1.75%	141.77%
Class B Shares
Six Months Ended November 30, 2010 (Unaudited)	$6.58	12.67%	$80	2.25%	(1.50)%	2.51%	76.40%
Year Ended May 31, 2010	$5.84	27.23%	$80	2.25%	(1.63)%	2.52%	121.53%
Year Ended May 31, 2009	$4.59	(46.75)%	$92	2.25%	(1.38)%	2.42%	152.98%
Year Ended May 31, 2008	$8.62	(1.98)%	$242	2.20%	(1.47)%	2.42%	135.97%
Year Ended May 31, 2007	$9.82	15.54%	$357	2.25%	(1.21)%	2.40%	151.32%
Year Ended May 31, 2006	$9.21	19.15%	$508	2.25%	(1.39)%	2.40%	141.77%

See notes to financial statements.

Performance Funds Trust
Notes to Financial Statements
November 30, 2010
(Unaudited)

1. Organization

Performance Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Delaware business trust on March 11, 1992 and currently consists of eight separate portfolios: The Money Market Fund, The U.S. Treasury Money Market Fund, The Short Term Government Income Fund, The Intermediate Term Income Fund, The Strategic Dividend Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund and The Leaders Equity Fund (collectively, the “Funds” and individually, a “Fund”). The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Funds each offer Institutional Class Shares and Class A Shares, except for The U.S. Treasury Money Market Fund which offers only Institutional Class Shares. The Large Cap Equity Fund, The Mid Cap Equity Fund and The Leaders Equity Fund also offer Class B Shares.

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each class of shares has identical rights and privileges except with respect to the fees paid under distribution (12b-1) or service organization plans, voting rights on matters affecting a single class of shares, sales charges, and exchange privileges. The Class A Shares of The Short Term Government Income Fund have a maximum sales charge on purchases of 3.00% of the purchase price. The Class A Shares of The Intermediate Term Income Fund, The Strategic Dividend Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund and The Leaders Equity Fund have a maximum sales charge on purchases of 5.25% of the purchase price. The Class B Shares have a contingent deferred sales charge (“CDSC”) of 5.00% of the original purchase price or sale price (whichever is less) within the first year, declining to 0% after the seventh year.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with United States generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Performance Funds Trust
Notes to Financial Statements (continued)
November 30, 2010
(Unaudited)

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Bonds and other fixed income securities (including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds’ Board of Trustees (the “Board”). In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue and trading characteristics other than market data. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

All debt securities, of sufficient credit quality, with a remaining maturity of 60 days or less may be valued at amortized cost, which approximates fair value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a straight-line basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

The value of each equity security is based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the closing bid prices on such exchanges. Securities traded on NASDAQ are valued at the Official Closing Price as reported by NASDAQ. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-ended investment companies are valued at their respective net asset values as reported by such companies. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board. In each of these situations, valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Fund include governmental actions, natural disasters and armed conflicts.

For the period ended November 30, 2010, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

Performance Funds Trust
Notes to Financial Statements (continued)
November 30, 2010
(Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of November 30, 2010, while the breakdown, by category, of common stocks is disclosed on the Schedule of Portfolio Investments for each Fund:

Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	Total
The Money Market Fund
U.S. Government Agency Securities	$—	$288,195,159	$288,195,159
Commercial Paper	—	118,966,939	118,966,939
U.S. Treasury Obligations	—	134,985,925	134,985,925
Repurchase Agreements	—	39,123,141	39,123,141
Total	—	581,271,164	581,271,164
The U.S. Treasury Money Market Fund
U.S. Treasury Obligations	—	116,978,921	116,978,921
Investment Companies	3,866,341	—	3,866,341
Total	3,866,341	116,978,921	120,845,262
The Short Term Government Income Fund
U.S. Government Agency Securities	—	70,778,826	70,778,826
Corporate Bonds	—	5,941,242	5,941,242
U.S. Treasury Obligations	—	13,499,249	13,499,249
Investment Companies	3,370,152	—	3,370,152
Total	3,370,152	90,219,317	93,589,469
The Intermediate Term Income Fund
U.S. Government Agency Securities	—	46,914,478	46,914,478
U.S. Treasury Obligations	—	12,764,888	12,764,888
Corporate Bonds	—	17,004,530	17,004,530
Investment Companies	633,094	—	633,094
Total	633,094	76,683,896	77,316,990
The Strategic Dividend Fund
Common Stocks	30,628,991	—	30,628,991
Investment Companies	3,521,457	—	3,521,457
Total	34,150,448	—	34,150,448
The Large Cap Equity Fund
Common Stocks	45,734,278	—	45,734,278
Investment Companies	1,150,351	—	1,150,351
Total	46,884,629	—	46,884,629
The Mid Cap Equity Fund
Common Stocks	62,217,946	—	62,217,946
Investment Companies	5,667,031	—	5,667,031
Short Term Security Held as Collateral For Securities Lending	—	387,000	387,000
Total	67,884,977	387,000	68,271,977
The Leaders Equity Fund
Common Stocks	25,370,935	—	25,370,935
Investment Companies	696,811	—	696,811
Total	26,067,746	—	26,067,746

Performance Funds Trust
Notes to Financial Statements (continued)
November 30, 2010
(Unaudited)

The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of November 30, 2010.

Repurchase Agreements

The Funds may purchase instruments from financial institutions, such as banks and broker-dealers that Trustmark Investment Advisors, Inc. (“Trustmark” or “Advisor”) deems to present minimal credit risk under guidelines adopted by the Board, subject to the seller’s agreement to repurchase them at an agreed upon time and price (“repurchase agreements”). The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement with a value equal to the repurchase price (including accrued interest). Default by the seller would, however, expose the relevant Funds to a possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreements. Accordingly, the Funds could receive less than the carrying value upon the sale of the underlying collateral securities. Collateral subject to repurchase agreements are held by the Funds’ custodian, another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144A under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. At November 30, 2010, the Funds held no illiquid restricted securities.

Security Transactions and Related Investment Income

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Securities gains and losses are calculated on the identified cost basis. Distributions received from real estate investment trusts (“REIT”), which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Securities Lending

The Funds (except The U.S. Treasury Money Market Fund and The Strategic Dividend Fund) may, from time to time, lend their portfolio securities to qualified brokers, dealers, domestic banks or other domestic financial institutions approved by the Board. The Funds will limit their securities lending activity to 33 1/3% of the total assets of each Fund and all loans will be secured by collateral in cash or U.S. government securities of not less than 102% of the value of the securities loaned. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in interest bearing short-term investments. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. The Funds have retained Citibank, N.A., pursuant to a Global Securities Lending Agency Agreement, as their securities lending agent and compensate the firm based

Performance Funds Trust
Notes to Financial Statements (continued)
November 30, 2010
(Unaudited)

on a percentage of the profitability generated by securities lending transactions effected on the behalf of the Funds. Loans are subject to termination by the Funds or the borrower at any time.

The following Fund loaned securities and received cash collateral with the following values as of November 30, 2010:

	Market Value of Loaned Securities	Market Value of Collateral	Average Loan Outstanding During the Year	Income Received by Citibank, N.A. from Securities Lending
The Mid Cap Equity Fund	$378,480	$387,000	$415,000	$137

The cash collateral received by the above Fund at November 30, 2010 was invested in a time deposit.

Expense Allocation

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds in relation to the net assets of each Fund or on another reasonable basis. Expenses specific to a class are charged to that class.

Dividends to Shareholders

The Money Market Fund, The U.S. Treasury Money Market Fund, The Short Term Government Income Fund and The Intermediate Term Income Fund declare net investment income daily as dividends to their shareholders and distribute such dividends monthly. Dividends from net investment income, if any, are declared and distributed monthly in the case of The Strategic Dividend Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund and The Leaders Equity Fund. Net realized gains for the Funds, if any, are distributed at least annually. Additional distributions are also made to the Funds’ shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies.

The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified to capital; temporary differences do not require reclassification.

Subsequent Events

The Funds have evaluated subsequent events and there are none to report.

Performance Funds Trust
Notes to Financial Statements (continued)
November 30, 2010
(Unaudited)

3. Related Party Transactions

Advisor and Custodian

Trustmark acts as Advisor to the Funds. Trustmark is entitled to receive a fee, accrued daily and paid monthly, based on average daily net assets of each Fund. The Strategic Dividend Fund is sub-advised by Orleans Capital Management Company, which receives a fee, payable by Trustmark. For the period ended November 30, 2010, the advisory fee rates were as follows:

Advisory Fee Rate
The Money Market Fund	0.30%
The U.S. Treasury Money Market Fund	0.30%
The Short Term Government Income Fund	0.40%
The Intermediate Term Income Fund	0.50%
The Strategic Dividend Fund	0.75%
The Large Cap Equity Fund	0.60%
The Mid Cap Equity Fund	0.75%
The Leaders Equity Fund	1.00%

Trustmark National Bank serves as Custodian of the Funds’ cash and securities. For these services, Trustmark National Bank is entitled to a fee accrued daily and paid monthly, at an annual rate of 0.04% based on the average daily net assets of each Fund.

Administration

Citi Fund Services, Ohio, Inc. (“Citi”) serves the Trust as administrator. In accordance with the terms of the Administration Agreement, Citi is entitled to a fee, accrued daily and paid monthly, at 0.0575% or 5.75 basis points of the first $1 billion of average daily net assets of the Trust and 0.055% or 5.5 basis points of the average daily net assets of the Trust over $1 billion.

Under a Compliance Services Agreement between the Funds’ and Beacon Hill Fund Services, Inc. (“Beacon Hill”) (the “CCO Agreement”), Beacon Hill makes an employee available to serve as the Funds’ Chief Compliance Officer (the “CCO”). For the services provided under the CCO Agreement, the Funds paid $48,385 to Beacon Hill for the period ended November 30, 2010, including certain out of pocket expenses. Beacon Hill pays the salary and other compensation earned by any such individuals as employees of Beacon Hill. Under a separate Compliance Services Agreement, Citi provides infrastructure and support in implementing the written policies and procedures comprising the Funds’ compliance program, including support services to the CCO for which it receives fees under the Administration Agreement.

Certain officers of the Trust are affiliated with Trustmark, Citi or Beacon Hill. Such officers receive no compensation from the Funds for serving in their respective roles.

Distribution Plan

BHIL Distributors, Inc. (the “Distributor”) serves as the distribution agent and underwriter of the Funds. As Distributor, BHIL Distributors, Inc. receives a fixed annual fee. The Trust has adopted a compensatory Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for a monthly payment

Performance Funds Trust
Notes to Financial Statements (continued)
November 30, 2010
(Unaudited)

by the Funds to the Distributor at an annual rate not to exceed 0.35% of the average daily net assets of Class A Shares and 1.00% of the average daily net assets of Class B Shares.

The Distributor is entitled to receive commissions on sales of shares of the Funds. For the period ended November 30, 2010, the Distributor received $3,096 from commissions earned on sales of the Funds and the Funds re-allowed $61 to affiliated broker/dealers of the Funds.

Service Organization

The Trust has entered into a Service Organization Agreement with its shareholder servicing agents (which currently consists of Trustmark National Bank) for providing various shareholder services. For performing these services, the shareholder servicing agents receive an annual fee up to 0.08% on qualified assets of each Fund’s Class A, Class B and Institutional Class Shares (except the Institutional Class Shares of The Money Market Fund) that is computed daily and paid monthly. (The Institutional Class Shares of The U.S. Treasury Money Market Fund and Class A Shares of The Short Term Government Income Fund, The Strategic Dividend Fund, The Mid Cap Equity Fund, The Leaders Equity Fund and all Class B Shares do not currently have assets with any shareholder servicing agents subject to the Agreement.)

Accounting and Transfer Agency

Citi provides accounting and transfer agency services for the Funds. For these services to the Funds, Citi receives an annual fee accrued daily and paid monthly. As fund accountant for the Funds, Citi receives a fixed annual fee and reimbursement of certain expenses. As transfer agent for the Funds, Citi receives a fee based on the number of shareholder accounts, subject to certain minimums and reimbursement of certain expenses.

Fee Reductions

The Advisor and the Distributor have voluntarily reduced fees as stated in the Statements of Operations. These voluntary waivers may be terminated at any time. The Advisor or Distributor may not seek reimbursement of such voluntary waivers at a later date. The reduction of such fees will cause the yield and total return of any Fund to be higher than it would be in the absence of such reductions.

The Advisor has also agreed to contractually limit the total expenses, exclusive of taxes, brokerage commissions and extraordinary expenses of The Strategic Dividend Fund and The Leaders Equity Fund. Each class has its own expense limitations based on average daily net assets for any full fiscal year as follows:

Fund	Class	Expense Limitation
The Strategic Dividend Fund	Institutional	0.95%
The Strategic Dividend Fund	A	1.20%
The Leaders Equity Fund	Institutional	1.25%
The Leaders Equity Fund	A	1.50%
The Leaders Equity Fund	B	2.25%

Performance Funds Trust
Notes to Financial Statements (continued)
November 30, 2010
(Unaudited)

The Funds have entered into an expense limitation agreement with the Advisor, in which they have agreed to pay or repay fees that were waived or reimbursed by the Advisor for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the above limits. The Advisor is contractually limiting fees and expenses at least until September 30, 2011. As of November 30, 2010, the following amounts have been contractually waived or reimbursed by the Advisor and are subject to repayment by the respective Fund:

Fund	Amount Waived or Reimbursed	Expires May 31,
The Strategic Dividend Fund	$112,201	2011
	74,009	2012
	69,637	2013
	34,778	2014
The Leaders Equity Fund	124,320	2011
	83,707	2012
	75,543	2013
	37,529	2014

The Advisor has agreed to waive fees or reimburse expenses by amounts necessary to maintain a minimum yield for each class of The Money Market Fund and The U.S. Treasury Money Market Fund as stated in the table below:

Fund	Class	Minimum Yield
The Money Market Fund	Institutional	0.03%
The Money Market Fund	A	0.02%
The U.S. Treasury Money Market Fund	Institutional	0.02%

Affiliated Transactions

A summary of each Fund’s investment in an affiliated money market fund (The Money Market Fund, Institutional Class Shares) for the period ended November 30, 2010 is noted below:

Fund	Fair Value 5/31/10	Purchases	Sales	Fair Value 11/30/10	Income
The Short Term Government Income Fund	$1,789,278	$9,082,044	$(7,501,170)	$3,370,152	$522
The Intermediate Term Income Fund	523,317	11,560,010	(11,450,233)	633,094	176
The Strategic Dividend Fund	111,822	7,583,094	(5,335,770)	2,359,146	560
The Large Cap Equity Fund	1,527,667	3,132,903	(3,510,219)	1,150,351	315
The Mid Cap Equity Fund	2,605,999	13,264,454	(13,458,212)	2,412,241	388
The Leaders Equity Fund	1,000,935	3,111,376	(3,415,500)	696,811	157

Performance Funds Trust
Notes to Financial Statements (continued)
November 30, 2010
(Unaudited)

4. Purchases and Sales of Securities

Purchases and sales of securities for the period ended November 30, 2010, were as follows:

Fund	Purchases	Sales
The Short Term Government Income Fund	$30,972,920	$2,132,535
The Intermediate Term Income Fund	8,418,700	4,567,956
The Strategic Dividend Fund	5,530,569	2,683,248
The Large Cap Equity Fund	9,137,998	15,900,004
The Mid Cap Equity Fund	18,844,234	20,259,874
The Leaders Equity Fund	17,852,808	19,385,141

The above table includes purchases and sales of U.S. Government securities. Purchases and sales of U.S. Government securities for the period ended November 30, 2010, were as follows:

Fund	Purchases	Sales
The Short Term Government Income Fund	$30,972,920	$2,099,403
The Intermediate Term Income Fund	4,955,370	4,105,165

5. Risks

Each Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by a Fund. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. Each Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

6. Federal Income Taxes

Each Fund is a separate taxable entity for federal tax purposes. Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal and the State of Delaware (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Withholding taxes on dividends and capital gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.

Performance Funds Trust
Notes to Financial Statements (continued)
November 30, 2010
(Unaudited)

At November 30, 2010, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation of securities for federal income tax purposes were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)[1]
The Money Market Fund	$581,271,164	$—	$—	$—
The U.S. Treasury Money Market Fund	120,845,262	—	—	—
The Short Term Government Income Fund	92,475,271	1,145,434	(31,236)	1,114,198
The Intermediate Term Income Fund	70,642,036	6,750,660	(75,706)	6,674,954
The Strategic Dividend Fund	32,514,840	5,413,538	(3,777,930)	1,635,608
The Large Cap Equity Fund	40,110,882	7,600,202	(826,455)	6,773,747
The Mid Cap Equity Fund	52,729,436	15,927,721	(424,180)	15,503,541
The Leaders Equity Fund	20,851,356	5,429,982	(213,592)	5,216,390

[1]	The difference between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending May 31, 2011.

The tax character of dividends paid during the fiscal year ended May 31, 2010, were as follows:

	Dividends paid from
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid[1]
The Money Market Fund	$344,290	$—	$344,290	$—	$344,290
The U.S. Treasury Money Market Fund	55,275	—	55,275	—	55,275
The Short Term Government Income Fund	1,432,096	—	1,432,096	—	1,432,096
The Intermediate Term Income Fund	2,830,769	53,122	2,883,891	—	2,883,891
The Strategic Dividend Fund	615,526	—	615,526	—	615,526
The Large Cap Equity Fund	363,429	—	363,429	—	363,429
The Mid Cap Equity Fund	—	—	—	57,549	57,549

[1]	Total dividends paid and distributions payable may differ from the amount reported in the financial statements because for tax purposes distributions are recognized when actually paid.

Performance Funds Trust
Notes to Financial Statements (continued)
November 30, 2010
(Unaudited)

As of May 31, 2010, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable[1]	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)[2]	Total Accumulated Earnings (Deficit)
The Money Market Fund	$14,688	$—	$14,688	$(15,185)	$(3,431)	$—	$(3,928)
The U.S. Treasury Money Market Fund	4,604	—	4,604	(2,567)	—	—	2,037
The Short Term Government Income Fund	87,242	—	87,242	(60,366)	(1,834,481)	1,177,665	(629,940)
The Intermediate Term Income Fund	145,917	—	145,917	(148,134)	(24,345)	5,675,930	5,649,368
The Strategic Dividend Fund	77,337	—	77,337	(69,210)	(1,689,903)	(2,356,884)	(4,038,660)
The Large Cap Equity Fund	26,928	—	26,928	(16,490)	(10,528,957)	4,582,235	(5,936,284)
The Mid Cap Equity Fund	—	—	—	—	(26,392,053)	10,410,783	(15,981,270)
The Leaders Equity Fund	—	—	—	—	(15,963,740)	3,370,587	(12,593,153)

[1]	Total dividends paid and distributions payable may differ from the amount reported in the financial statements because for tax purposes distributions are recognized when actually paid.
[2]	The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and differences related to partnership investments.

As of May 31, 2010, the following Funds had net capital loss carryforwards to offset future realized gains, if any, to the extent provided by Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders:

	Amount	Expires
The Short Term Government Income Fund	$77,458	2012
	20,905	2013
	597,680	2014
	874,286	2015
	264,152	2016
The Strategic Dividend Fund	1,689,903	2018
The Large Cap Equity Fund	2,393,653	2017
	8,103,244	2018
The Mid Cap Equity Fund	5,623,414	2017
	20,768,639	2018
The Leaders Equity Fund	3,885,103	2017
	12,078,637	2018

During the year ended May 31, 2010, The Short Term Government Fund utilized $9,452 in capital loss carryforwards.

Performance Funds Trust
Notes to Financial Statements (continued)
November 30, 2010
(Unaudited)

Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year. The following Funds had deferred losses, which will be treated as arising on the first day of the fiscal year to end May 31, 2011.

Post-October Capital Losses
The Money Market Fund	$3,431
The Intermediate Term Income Fund	24,345
The Large Cap Equity Fund	32,060

7. Legal and Regulatory Matters

On September 26, 2006, BISYS Fund Services, Inc. (“BISYS”), a subsidiary of the BISYS Group, Inc., consented to the entry of a cease-and-desist order by the SEC (the “SEC Order”) in connection with certain arrangements between BISYS and certain mutual fund advisers pertaining to the advisers’ use of fund assets for marketing and other expenses incurred by the advisers. The BISYS Group, Inc. and its subsidiaries were acquired by Citibank, N.A., on August 1, 2007. Under the SEC Order, BISYS agreed, among other things, to disgorge to the affected mutual fund families approximately $9.7 million plus prejudgment interest of approximately $1.7 million and to pay a civil money penalty of $10 million. The payment from Citi was made on July 30, 2010 after the SEC approved the distribution plan. Further information, including the methodology of the Fair Fund Plan, is available on the SEC website at www.sec.gov/litigation/admin/2009/34-60011-pdp.pdf. The amounts are disclosed as “Other Income” in the Statements of Operations and the corresponding impact to the total return and the ratio of net investment income to average net assets is disclosed in the Financial Highlights.

In response to the SEC’s inquiries related to this matter, including those of the Trust’s prior service arrangements with BISYS, on September 26, 2007, the Advisor made a one-time payment to certain series of the Trust. The payment was in an amount of less than one-half of one percent of the total assets of each recipient series. The impact to the total return, net expense ratio and net income ratio to each Fund are disclosed in the Financial Highlights.

Performance Funds Trust
Additional Information (Unaudited)

Holdings Tables (Unaudited)

The Money Market Fund invested, as a percentage of net assets, in the following industries, as of November 30, 2010:

U.S. Government Agency Securities	49.6%
U.S. Treasury Obligations	23.2%
Consumer Staples	12.9%
Repurchase Agreements	6.7%
Industrials	4.3%
Health Care	3.3%
Other Assets/Liabilities	0.0%
Total	100.0%

The U.S. Treasury Money Market Fund invested, as a percentage of net assets, in the following industries, as of November 30, 2010:

U.S. Treasury Obligations	96.8%
Investment Companies	3.2%
Other Assets/Liabilities	0.0%
Total	100.0%

The Short Term Government Income Fund invested, as a percentage of net assets, in the following industries, as of November 30, 2010:

U.S. Government Agency Securities	76.5%
U.S. Treasury Obligations	14.6%
Financials	5.2%
Investment Companies	3.6%
Industrials	1.3%
Other Assets/Liabilities	(1.2)%
Total	100.0%

The Intermediate Term Income Fund invested, as a percentage of net assets, in the following industries, as of November 30, 2010:

U.S. Government Agency Securities	61.3%
U.S. Treasury Obligations	16.7%
Financials	11.9%
Industrials	3.6%
Consumer Staples	1.7%
Energy	1.4%
Materials	1.3%
Telecommunication Services	1.2%
Investment Companies	0.8%
Information Technology	0.7%
Utilities	0.4%
Other Assets/Liabilities	(1.0)%
Total	100.0%

The Strategic Dividend Fund invested, as a percentage of net assets, in the following industries, as of November 30, 2010:

Energy	23.2%
Utilities	16.8%
Industrials	14.7%
Investment Companies	10.4%
Consumer Staples	9.1%
Financials	6.5%
Health Care	6.3%
Materials	5.9%
Consumer Discretionary	4.0%
Telecommunication Services	3.0%
Information Technology	1.0%
Other Assets/Liabilities	(0.9)%
Total	100.0%

The Large Cap Equity Fund invested, as a percentage of net assets, in the following industries, as of November 30, 2010:

Information Technology	19.3%
Consumer Discretionary	14.4%
Industrials	12.9%
Health Care	12.4%
Energy	11.4%
Financials	10.1%
Consumer Staples	8.4%
Materials	4.2%
Utilities	2.8%
Investment Companies	2.5%
Telecommunication Services	2.3%
Other Assets/Liabilities	(0.7)%
Total	100.0%

Performance Funds Trust
Additional Information (Unaudited) (continued)

The Mid Cap Equity Fund invested, as a percentage of net assets, in the following industries, as of November 30, 2010:

Consumer Discretionary	19.0%
Financials	15.1%
Industrials	13.5%
Information Technology	10.9%
Health Care	9.4%
Investment Companies	8.4%
Materials	8.2%
Utilities	6.6%
Energy	5.3%
Consumer Staples	3.8%
Telecommunication Services	0.9%
Short Term Security Held as Collateral for Securities Lending	0.6%
Other Assets/Liabilities	(1.7)%
Total	100.0%

The Leaders Equity Fund invested, as a percentage of net assets, in the following industries, as of November 30, 2010:

Information Technology	29.9%
Industrials	21.9%
Consumer Discretionary	13.9%
Materials	13.0%
Health Care	9.8%
Consumer Staples	3.3%
Telecommunication Services	2.9%
Energy	2.8%
Investment Companies	2.7%
Other Assets/Liabilities	(0.2)%
Total	100.0%

Performance Funds Trust
Expense Comparisons (Unaudited)

As a shareholder of the Performance Funds Trust, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees, distribution fees and other fund expenses.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Performance Funds Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2010 through November 30, 2010.

Actual Returns

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 6/1/10	Ending Account Value 11/30/10	Expenses Paid During Period* 6/1/10-11/30/10	Expense Ratio During Period** 6/1/10-11/30/10
The Money Market Fund — Institutional Class	$1,000.00	$1,000.20	$0.70	0.14%
The Money Market Fund — Class A	1,000.00	1,000.20	0.75	0.15%
The U.S. Treasury Money Market Fund — Institutional Class	1,000.00	1,000.10	0.65	0.13%
The Short Term Government Income Fund — Institutional Class	1,000.00	1,006.00	3.57	0.71%
The Short Term Government Income Fund — Class A	1,000.00	1,004.00	4.52	0.90%
The Intermediate Term Income Fund — Institutional Class	1,000.00	1,032.30	4.08	0.80%
The Intermediate Term Income Fund — Class A	1,000.00	1,031.40	4.99	0.98%
The Strategic Dividend Fund — Institutional Class	1,000.00	1,126.10	5.06	0.95%
The Strategic Dividend Fund — Class A	1,000.00	1,123.30	6.39	1.20%
The Large Cap Equity Fund — Institutional Class	1,000.00	1,086.50	5.54	1.06%
The Large Cap Equity Fund — Class A	1,000.00	1,084.20	6.58	1.26%
The Large Cap Equity Fund — Class B	1,000.00	1,079.40	10.43	2.00%
The Mid Cap Equity Fund — Institutional Class	1,000.00	1,130.10	6.19	1.16%
The Mid Cap Equity Fund — Class A	1,000.00	1,128.70	7.26	1.36%
The Mid Cap Equity Fund — Class B	1,000.00	1,124.80	11.24	2.11%
The Leaders Equity Fund — Institutional Class	1,000.00	1,131.70	6.68	1.25%
The Leaders Equity Fund — Class A	1,000.00	1,132.30	8.02	1.50%
The Leaders Equity Fund — Class B	1,000.00	1,126.70	12.00	2.25%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).
**	Annualized.

Performance Funds Trust
Expense Comparisons (Unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Performance Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please, note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/10	Ending Account Value 11/30/10	Expenses Paid During Period* 6/1/10-11/30/10	Expense Ratio During Period** 6/1/10-11/30/10
The Money Market Fund — Institutional Class	$1,000.00	$1,024.37	$0.71	0.14%
The Money Market Fund — Class A	1,000.00	1,024.32	0.76	0.15%
The U.S. Treasury Money Market Fund — Institutional Class	1,000.00	1,024.42	0.66	0.13%
The Short Term Government Income Fund — Institutional Class	1,000.00	1,021.51	3.60	0.71%
The Short Term Government Income Fund — Class A	1,000.00	1,020.56	4.56	0.90%
The Intermediate Term Income Fund — Institutional Class	1,000.00	1,021.06	4.05	0.80%
The Intermediate Term Income Fund — Class A	1,000.00	1,020.16	4.96	0.98%
The Strategic Dividend Fund — Institutional Class	1,000.00	1,020.31	4.81	0.95%
The Strategic Dividend Fund — Class A	1,000.00	1,019.05	6.07	1.20%
The Large Cap Equity Fund — Institutional Class	1,000.00	1,019.75	5.37	1.06%
The Large Cap Equity Fund — Class A	1,000.00	1,018.75	6.38	1.26%
The Large Cap Equity Fund — Class B	1,000.00	1,015.04	10.10	2.00%
The Mid Cap Equity Fund — Institutional Class	1,000.00	1,019.25	5.87	1.16%
The Mid Cap Equity Fund — Class A	1,000.00	1,018.25	6.88	1.36%
The Mid Cap Equity Fund — Class B	1,000.00	1,014.49	10.66	2.11%
The Leaders Equity Fund — Institutional Class	1,000.00	1,018.80	6.33	1.25%
The Leaders Equity Fund — Class A	1,000.00	1,017.55	7.59	1.50%
The Leaders Equity Fund — Class B	1,000.00	1,013.79	11.36	2.25%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).
**	Annualized.

Performance Funds Trust
Other Information

A discussion of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-PERFORM (737-3676) and (ii) on the Securities and Exchange Commission (“SEC”) website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available (i) without charge, upon request, by calling 1-800-PERFORM (737-3676) and (ii) on the SEC’s website at www.sec.gov.

The Funds file a complete list of their portfolio holdings (“Schedules of Portfolio Investments”) with the SEC for the first and third quarters of each fiscal year, periods ending August 31 and February 28, on Form N-Q. Schedules of Portfolio Investments are available without charge, upon request, by calling 1-800-PERFORM (737-3676); or by visiting the SEC’s website at www.sec.gov. You may also review or, for a fee, copy the Schedules of Portfolio Investments by visiting the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Investment Advisor

Trustmark Investment Advisors, Inc.
1701 Lakeland Dr.
Jackson, Mississippi 39216

Administrator and Transfer Agent

Citi Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

Distributor

BHIL Distributors, Inc.
4041 N. High Street, Suite 402
Columbus, Ohio 43214

Custodian

Trustmark National Bank
248 East Capitol Street
Jackson, Mississippi 39201

Counsel

Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, Pennsylvania 19103-6996

Independent Registered Public Accounting Firm

KPMG LLP
191 W. Nationwide Blvd., Suite 500
Columbus, Ohio 43215

PRFSR 11/10

This report is for the information of the shareholders of the Performance Family of Mutual Funds. Its use in connection with any offering of the Trust’s shares is authorized only in case of a concurrent or prior delivery of the Trust’s current prospectus.

Performance Funds Trust
A Family of Mutual Funds

Semi-Annual Report
November 30, 2010

Shares of the Trust are not deposits or obligations of, or guaranteed or endorsed by, Trustmark National Bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Shares of the Trust involve investment risk, including possible loss of principal. Past performance is not indicative of future results.

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable.
(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable - Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Performance Funds Trust

By (Signature and Title)* /s/ Teresa F. Thornhill
Teresa F. Thornhill, President
Date 1/25/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Teresa F. Thornhill
Teresa F. Thornhill, President
Date 1/25/2011

By (Signature and Title)* /s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date 1/25/2011

* Print the name and title of each signing officer under his or her signature.